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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 33-53683) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 17

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 20


                           VANGUARD TAX-MANAGED FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON APRIL 30, 2003, PURSUANT TO PARAGRAPH (B) OF RULE 485.

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                                 VANGUARD TAX-MANAGED FUNDS(R)

                 Investor Shares & Admiral(TM) Shares . April 30, 2003




This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2002.


                                              VANGUARD TAX-MANAGED BALANCED FUND
                                     VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
                                  VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
                                             VANGUARD TAX-MANAGED SMALL-CAP FUND
                                         VANGUARD TAX-MANAGED INTERNATIONAL FUND

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD TAX-MANAGED FUNDS
Investor Shares and Admiral Shares
Prospectus
April 30, 2003

--------------------------------------------------------------------------------
 CONTENT
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO TAX-MANAGED INVESTING
  2 FUND PROFILES
     2 Vanguard Tax-Managed
       Balanced Fund
     6 Vanguard Tax-Managed Growth
       and Income Fund
    10 Vanguard Tax-Managed Capital
       Appreciation Fund
    14 Vanguard Tax-Managed
       Small-Cap Fund
    18 Vanguard Tax-Managed
       International Fund
 21 MORE ON THE FUNDS
 31 THE FUNDS AND VANGUARD
 31 INVESTMENT ADVISER
 32 DIVIDENDS, CAPITAL GAINS,
    AND TAXES
 34 SHARE PRICE
 35 FINANCIAL HIGHLIGHTS
 40 INVESTING WITH VANGUARD
    40 Buying Shares
    42 Converting Shares
    43 Redeeming Shares
    45 Exchanging Shares
    46 Other Rules You Should Know
    48 Fund and Account Updates
    50 Contacting Vanguard
 GLOSSARY (inside back cover)
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WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
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SHARE CLASS OVERVIEW

This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for two of the Funds. Please note that Admiral Shares are NOT available to accounts maintained by financial intermediaries, except in limited circumstances.

A separate prospectus offers Institutional Shares of each Fund (other than the Tax- Managed Balanced Fund). Institutional Shares are for investors who are willing to invest a minimum of $10 million.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO TAX-MANAGED INVESTING

Most mutual funds seek to maximize pre-tax total returns, without regard to the personal tax consequences for investors. Yet most investors stand to lose a significant portion of their investment returns to federal, state, and local taxes. Fund dividends and short-term capital gains are now taxed at federal income tax rates as high as 38.6%; and for long-term capital gains, the rates can be up to 20%. The Vanguard Tax-Managed Funds aim to minimize the impact of taxes on investors' total returns by operating in a tax-efficient manner. The Funds use these tax-management techniques:
- Low turnover. Each Fund minimizes turnover by employing an index-oriented approach to stock investing. Instead of trading frequently, the Fund simply buys and holds all, or a representative sample, of the stocks that make up its target index. Frequent trading--a hallmark of many actively managed funds--causes a fund to realize capital gains, which must then be distributed to shareholders, reducing after-tax returns.
- A disciplined sell-selection method. When selling specific securities, each Fund will select a specific share lot--more often than not, the highest-cost shares--in order to minimize realized capital gains. In addition, the Fund may sell securities at a loss in order to offset realized capital gains that would otherwise have to be distributed to shareholders.
- Bias against taxable dividend income. The Tax-Managed Balanced and Tax-Managed Capital Appreciation Funds minimize taxable dividend income by focusing on the lower-yielding stocks in their shared target index (the Russell 1000 Index). In addition, the bond portion of the Tax-Managed Balanced Fund is made up of municipal securities, which generate tax-exempt dividends.
Each Fund also imposes redemption fees on short-term investors, whose in-and-out activity can reduce the Fund's tax efficiency by causing it to realize capital gains. The fee is 2% for shares held for less than one year, and 1% for shares held at least one year but less than five years. These fees are paid to the Fund to help cover transaction costs it incurs when selling securities to meet redemptions.

     On the following pages, you'll find profiles that summarize the key features of the Tax- Managed Growth and Income and Capital Appreciation Funds (Investor Shares and Admiral Shares) as well as the Tax-Managed Balanced, Small-Cap, and International Funds (Investor Shares). Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD(R) TAX-MANAGED BALANCED FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of federally tax-exempt current income, long-term capital growth, and a modest amount of taxable current income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests approximately 50% to 55% of its assets in municipal securities and the balance in common stocks. The fixed income portion of the Fund is concentrated in high-quality municipal securities with a dollar-weighted average maturity expected to be between 7 and 12 years. At least 75% of the municipal bonds purchased by the Fund will be rated in one of the top three credit-rating categories (Aaa, Aa, and A by Moody's Investors Service, Inc., or AAA, AA, and A by Standard & Poor's), as determined by an independent bond-rating agency. The Fund's stock holdings are chosen from the stocks that pay lower dividends within the Russell 1000 Index--an index that is made up of stocks of mid- and large-capitalization U.S. companies. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance while minimizing taxable dividend distributions. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to several bond and stock market risks, any of which could cause an investor to lose money. However, because bond and stock prices can move in different directions or in different amounts, the Fund's bond and short-term investment holdings may counteract some of the volatility experienced by the Fund's stock holdings.
- Bond risks include: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline; and call risk, which is the chance that during periods of falling interest rates, bond issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. The Fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. The Fund is also subject to income risk, which is the chance that the Fund's dividends (income) will decline because of falling interest rates. A fund's dividends decline when interest rates fall, because once rates fall, the fund must invest in lower-yielding bonds.
- Stock risks include: stock market risk, which is the chance that stock prices overall will decline and investment style risk, which is the chance that returns from mid- and large-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they may perform quite differently.
For additional information on investment risks, see MORE ON THE FUNDS.

3

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                         [BAR CHART - SCALE -60% TO 60%]
                                  1995    24.52
                                  1996    12.21
                                  1997    16.55
                                  1998    16.93
                                  1999    15.49
                                  2000    -0.50
                                  2001    -3.54
                                  2002    -7.07
              ----------------------------------------------------
              If applicable shareholder fees were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 12.32% (quarter ended December 31, 1998), and the lowest return for a quarter was -7.25% (quarter ended September 30, 2001).
     The table shows how the average annual total returns of the Fund (including operating expenses and any applicable shareholder fees) compare with those of its target indexes and a composite stock/bond index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

4

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                              1 YEAR    5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED BALANCED FUND
 Return Before Taxes                          -7.98%      3.79%           8.25%
 Return After Taxes on Distributions          -8.15       3.66            8.10
 Return After Taxes on Distributions and
  Sale of Fund Shares                         -4.10       3.50            7.32
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX (reflects no deduction
 for fees, expenses, or taxes)               -21.65%     -0.58%           9.55%
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND
 INDEX (reflects no deduction for fees,
 expenses, or taxes)                          10.35       6.07            6.53
TAX-MANAGED BALANCED COMPOSITE INDEX**
 (reflects no deduction for fees,             -6.25       3.25            8.44
 expenses, or taxes)
--------------------------------------------------------------------------------
 *Since-inception returns are from September 6, 1994--the inception date of the
  Fund--through December 31, 2002.
**Weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year Municipal Bond
  Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                 2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.15%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.18%

      *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
     **The 2% fee applies to shares redeemed within one year of purchase;
       the 1% fee applies to shares held for at least one year but redeemed within five years of purchase. The fee applies to shares redeemed by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee; shares held for five years or more are not subject to the 1% fee.

     The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

5

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $123        $173       $101         $230
-------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years but at least one year. None of the figures above includes the Fund's 2% redemption fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $18         $58       $101         $230
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        MINIMUM INITIAL INVESTMENT
Dividends are distributed quarterly in March,      $10,000
June, September, and December; capital gains, if
any, are distributed annually in December.         NEWSPAPER ABBREVIATION
                                                   TxMBal
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             VANGUARD FUND NUMBER
since inception                                    103

INCEPTION DATE                                     CUSIP NUMBER
September 6, 1994                                  921943304

NET ASSETS AS OF DECEMBER 31, 2002                 TICKER SYMBOL
$416 million                                       VTMFX

SUITABLE FOR IRAS
No
--------------------------------------------------------------------------------

6

FUND PROFILE--VANGUARD(R)
TAX-MANAGED GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of a moderate level of current income and long-term capital growth.

PRIMARY INVESTMENT STRATEGIES
The Fund purchases stocks included in the Standard & Poor's 500 Index--an index that contains a significant number of dividend-paying stocks of the largest U.S. companies. The Fund will hold substantially all of the S&P 500 Index stocks in approximately the same proportions as in the Index. To minimize capital gains distributions, the Fund uses various trading techniques, including selling those shares with a higher tax basis. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS-INVESTOR SHARES
              ----------------------------------------------------
                         [BAR CHART - SCALE -60% TO 60%]
                                  1995    37.53
                                  1996    23.03
                                  1997    33.31
                                  1998    28.67
                                  1999    21.12
                                  2000    -9.03
                                  2001   -11.93
                                  2002   -21.95
              ----------------------------------------------------
              If applicable shareholder fees were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.36% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.10% (quarter ended September 30, 2002).

7

     The table shows how the average annual total returns of the share classes presented (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                          1 YEAR      5 YEARS        INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED GROWTH AND
 INCOME FUND INVESTOR SHARES
 Return Before Taxes                     -22.72%       -0.52%             9.71%
 Return After Taxes on Distributions     -23.20        -0.99              9.06
 Return After Taxes on Distributions
  and Sale of Fund Shares                -13.93        -0.60              7.86
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED GROWTH AND
 INCOME FUND ADMIRAL SHARES**
 Return Before Taxes                     -22.69%          --                --
--------------------------------------------------------------------------------
S&P 500 INDEX (reflects no deduction for
 fees, expenses, or taxes)               -22.10%       -0.59%             9.65%
--------------------------------------------------------------------------------
 *Since-inception returns are from September 6, 1994--the inception date of the
  Investor Shares--through December 31, 2002.
**Average annual total returns from November 12, 2001--the inception date of the
  Admiral Shares--through December 31, 2002, were -18.28% for Vanguard Tax-Managed Growth and Income Fund Admiral Shares and -17.74% for the S&P 500 Index.
--------------------------------------------------------------------------------

8

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

                                                    INVESTOR          ADMIRAL
                                                      SHARES           SHARES
                                                      ------           ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:               None             None
Purchase Fee:                                           None*            None*
Sales Charge (Load) Imposed on Reinvested Dividends:    None             None
Redemption Fee:                                     2% or 1%**       2% or 1%**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                   0.15%            0.09%
12b-1 Distribution Fee:                                 None             None
Other Expenses:                                        0.02%            0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                 0.17%            0.11%

 *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
**The 2% fee applies to shares redeemed within one year of purchase; the 1% fee applies to shares held for at least one year but redeemed within five years of purchase. The fee applies to shares redeemed by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee; shares held for five years or more are not subject to the 1% fee.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first examples assume that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares      $122      $170       $96        $217
Admiral Shares        116       151        62         141
---------------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years but at least one year. None of the figures above includes the Fund's 2% redemption fee, because it applies only to shares held for less than one year.
     The next examples assume that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first examples, because the Fund's 1% redemption fee does not apply.

---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $17       $55       $96        $217
Admiral Shares         11        35        62         141
---------------------------------------------------------

9

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed quarterly    Investor Shares--May be converted to
in March, June, September, and        Admiral Shares if you meet certain
December; capital gains, if any, are  account balance and tenure requirements
distributed annually in December.      Admiral Shares--May be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa.,  since inception                 NEWSPAPER ABBREVIATION
                                      Investor Shares--TxMGI
                                      Admiral Shares--TxMGIAdml
INCEPTION DATE
Investor Shares--September 6, 1994    VANGUARD FUND NUMBER
Admiral Shares--November 12, 2001     Investor Shares--101
                                      Admiral Shares--5101
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002                     CUSIP NUMBER
$1.8 billion                          Investor Shares--921943106
                                      Admiral Shares--921943874
SUITABLE FOR IRAS
No                                    TICKER SYMBOL
                                      Investor Shares--VTGIX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VTGLX
Investor Shares--$10,000
Admiral Shares--$250,000
--------------------------------------------------------------------------------

10

FUND PROFILE--VANGUARD(R)
TAX-MANAGED CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

PRIMARY INVESTMENT STRATEGIES
The Fund purchases stocks that pay lower dividends included in the Russell 1000 Index--an index that is made up of the stocks of mid- and large-capitalization U.S. companies. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance while minimizing taxable dividend distributions. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Investment style risk, which is the chance that returns from mid- and large-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they may perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS-INVESTOR SHARES
              ----------------------------------------------------
                         [BAR CHART - SCALE -60% TO 60%]
                                  1995    34.38
                                  1996    20.93
                                  1997    27.29
                                  1998    27.95
                                  1999    33.50
                                  2000   -10.13
                                  2001   -15.34
                                  2002   -23.45
              ----------------------------------------------------
              If applicable shareholder fees were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 25.47% (quarter ended December 31, 1998), and the lowest return for a quarter was -18.58% (quarter ended September 30, 2001).

     The table shows how the average annual total returns of the share classes presented (including operating expenses and any applicable shareholder fees) compare with those of

11

the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                          1 YEAR      5 YEARS        INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED CAPITAL
 APPRECIATION FUND INVESTOR SHARES
 Return Before Taxes                     -24.21%       -0.10%             9.00%
 Return After Taxes on Distributions     -24.52        -0.33              8.72
 Return After Taxes on Distributions
  and Sale of Fund Shares                -14.87        -0.18              7.45
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED CAPITAL
 APPRECIATION FUND ADMIRAL SHARES**
 Return Before Taxes                     -24.14%          --                --
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX (reflects no
 deduction for fees, expenses,
 or taxes)                               -21.65%       -0.58%             9.55%
--------------------------------------------------------------------------------
 *Since-inception returns are from September 6, 1994--the inception date of the
  Investor Shares--through December 31, 2002.
**Average annual total returns from November 12, 2001--the inception date of the
  Admiral Shares--through December 31, 2002, were -18.67% for Vanguard Tax-Managed Capital Appreciation Fund Admiral Shares and -17.02% for the Russell 1000 Index.
--------------------------------------------------------------------------------

12

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

                                                    INVESTOR          ADMIRAL
                                                      SHARES           SHARES
                                                      ------           ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:               None             None
Purchase Fee:                                           None*            None*
Sales Charge (Load) Imposed on Reinvested Dividends:    None             None
Redemption Fee:                                     2% or 1%**       2% or 1%**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                   0.15%            0.09%
12b-1 Distribution Fee:                                 None             None
Other Expenses:                                        0.02%            0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                 0.17%            0.11%

 *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
**The 2% fee applies to shares redeemed within one year of purchase; the 1% fee applies to shares held for at least one year but redeemed within five years of purchase. The fee applies to shares redeemed by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee; shares held for five years or more are not subject to the 1% fee.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first examples assume that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares      $122      $170       $96        $217
Admiral Shares        116       151        62         141
---------------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years but at least one year. None of the figures above includes the Fund's 2% redemption fee, because it applies only to shares held for less than one year.
     The next examples assume that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first examples, because the Fund's 1% redemption fee does not apply.

---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $17       $55       $96        $217
Admiral Shares         11        35        62         141
---------------------------------------------------------

13

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS    CONVERSION FEATURES
Distributed annually in         Investor Shares--May be converted to Admiral
December                       Shares if you meet certain account balance and
                               tenure requirements
INVESTMENT ADVISER              Admiral Shares--May be converted to Investor
The Vanguard Group, Valley     Shares if you are no longer eligible for Admiral
Forge, Pa.,                    Shares
since inception
                               NEWSPAPER ABBREVIATION
INCEPTION DATE                 Investor Shares--TxMCap
Investor Shares--September 6,  Admiral Shares--TxMCapAdml
1994
Admiral Shares--November 12,   VANGUARD FUND NUMBER
2001                           Investor Shares--102
                               Admiral Shares--5102
NET ASSETS (ALL SHARE
CLASSES) AS OF                 CUSIP NUMBER
DECEMBER 31, 2002              Investor Shares--921943205
$2 billion                     Admiral Shares--921943866

SUITABLE FOR IRAS              TICKER SYMBOL
No                             Investor Shares--VMCAX
                               Admiral Shares--VTCLX
MINIMUM INITIAL INVESTMENT
Investor Shares--$10,000
Admiral Shares--$250,000
--------------------------------------------------------------------------------

14

FUND PROFILE--
VANGUARD(R) TAX-MANAGED SMALL-CAP FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

PRIMARY INVESTMENT STRATEGIES
The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index--an index that is made up of stocks of smaller U.S. companies. The Fund will hold substantially all of the S&P SmallCap 600 Index stocks in approximately the same proportions as in the Index. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS-INVESTOR SHARES
              ----------------------------------------------------
                         [BAR CHART - SCALE -60% TO 60%]
                                  2000    13.44
                                  2001     5.44
                                  2002   -14.44
              ----------------------------------------------------
              If applicable shareholder fees were reflected, returns would be less than those shown.
              ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.52% (quarter ended December 31, 2001), and the lowest return for a quarter was -18.41% (quarter ended September 30, 2002).

15

     The table shows how the average annual total returns of the Fund's Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for another share class will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                     1 YEAR          INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED SMALL-CAP FUND INVESTOR
 SHARES
 Return Before Taxes                                -15.29%               6.76%
 Return After Taxes on Distributions                -15.54                6.51
 Return After Taxes on Distributions
  and Sale of Fund Shares                            -9.39                5.38
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX (reflects no
 deduction for fees, expenses, or taxes)            -14.63%               6.54%
--------------------------------------------------------------------------------
*Subscription period for the Fund was February 22, 1999, to March 24, 1999,
 during which time all assets were held in money market instruments. Since-inception returns are from March 25, 1999--when performance measurement began --through December 31, 2002.
--------------------------------------------------------------------------------

16

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                 2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.14%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.17%

       *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
      **The 2% fee applies to shares redeemed within one year of purchase;
        the 1% fee applies to shares held for at least one year but redeemed within five years of purchase. The fee applies to shares redeemed by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee; shares held for five years or more are not subject to the 1% fee.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $122        $170        $96         $217
-------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years but at least one year. None of the figures above includes the Fund's 2% redemption fee, because it applies only to shares held for less than one year.

     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $17         $55        $96         $217
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

17

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              MINIMUM INITIAL INVESTMENT
Distributed annually in December         $10,000

INVESTMENT ADVISER                       NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,   TxMSC
since inception
                                         VANGUARD FUND NUMBER
INCEPTION DATE                           116
March 25, 1999
                                         CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF     921943403
DECEMBER 31, 2002
$631 million                             TICKER SYMBOL
                                         VTMSX
SUITABLE FOR IRAS
No
--------------------------------------------------------------------------------

18

FUND PROFILE--
VANGUARD(R) TAX-MANAGED INTERNATIONAL FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

PRIMARY INVESTMENT STRATEGIES
The Fund purchases stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which is made up of approximately 1,000 common stocks of companies located in Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS-INVESTOR SHARES
              ----------------------------------------------------
                         [BAR CHART - SCALE -60% TO 60%]
                                  2000    -14.29
                                  2001    -21.94
                                  2002    -15.62
              ----------------------------------------------------
              If applicable shareholder fees were reflected, returns would be less than those shown.
              ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.71% (quarter ended December 31, 2002), and the lowest return for a quarter was -20.00% (quarter ended September 30, 2002).

19

     The table shows how the average annual total returns of the Fund's Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for another share class will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                      1 YEAR         INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED INTERNATIONAL FUND
 INVESTOR SHARES
 Return Before Taxes                                 -16.44%            -11.15%
 Return After Taxes on Distributions                 -17.02             -11.59
 Return After Taxes on Distributions
  and Sale of Fund Shares                             -9.97              -8.77
--------------------------------------------------------------------------------
MSCI EAFE INDEX (reflects no deduction for
 fees, expenses, or taxes)                           -15.94%            -10.89%
--------------------------------------------------------------------------------
*Since-inception returns are from August 17, 1999--the inception date of the
 Investor Shares--through December 31, 2002.
--------------------------------------------------------------------------------

20

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                 2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.17%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.14%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.31%

       *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
      **The 2% fee applies to shares redeemed within one year of purchase;
        the 1% fee applies to shares held for at least one year but redeemed within five years of purchase. The fee applies to shares redeemed by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee; shares held for five years or more are not subject to the 1% fee.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $136        $214       $174         $393
-------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years but at least one year. None of the figures above includes the Fund's 2% redemption fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $32        $100       $174         $393
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

21

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              MINIMUM INITIAL INVESTMENT
Distributed annually in December         $10,000

INVESTMENT ADVISER                       NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,   TxMIn
since inception
                                         VANGUARD FUND NUMBER
INCEPTION DATE                           127
August 17, 1999
                                         CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF     921943809
DECEMBER 31, 2002
$381 million                             TICKER SYMBOL
                                         VTMGX
SUITABLE FOR IRAS
No
--------------------------------------------------------------------------------

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Vanguard Tax-Managed Small-Cap Fund will invest all or substantially all (but in no event less than 80%) of its assets in small-cap stocks, which include those stocks in the S&P SmallCap 600 Index. This policy may be changed only upon 60 days' notice to shareholders.

MARKET EXPOSURE
The grid below shows, at a glance, the types of investments made by each Fund as its primary investment strategy, as well as the normal percentage of assets that each Fund commits to these investments. Market exposure is expected to play the most important role in achieving a Fund's investment objective.

-------------------------------------------------------------------------------------------------------
                                                 VANGUARD TAX-MANAGED FUND
                      ---------------------------------------------------------------------------------
                                         GROWTH           CAPITAL
MARKET EXPOSURE         BALANCED       AND INCOME      APPRECIATION       SMALL-CAP      INTERNATIONAL
-------------------------------------------------------------------------------------------------------
Common stocks            45%-50%          100%             100%             100%             100%
                        Mid- and      Dominated by       Mid- and      Small-cap U.S.      Dominated
                     large-cap U.S.   large-cap U.S.   large-cap U.S.      companies      by large-cap
                        companies       companies        companies                          foreign
                                                                                           companies
-------------------------------------------------------------------------------------------------------
Municipal securities     50%-55%          None             None             None             None
-------------------------------------------------------------------------------------------------------

22

U.S. STOCKS
Each Fund invests in U.S. stocks as a primary investment strategy, except for the Tax-Managed International Fund, which invests in foreign stocks as a primary investment strategy. The size of the companies on which the Funds focus varies with each Fund.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, or large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap. The median market capitalization of each Fund as of December 31, 2002, is listed below:

------------------------------------------
                                    MARKET
TAX-MANAGED FUND            CAPITALIZATION
------------------------------------------
Balanced (stock portion)     $28.7 billion
Growth and Income             47.0 billion
Capital Appreciation          28.0 billion
Small-Cap                      0.7 billion
International                 18.7 billion
------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%       17.8%
Worst                -43.1    -12.4      -0.8         3.1
Average               12.2     10.9      11.2        11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
     Keep in mind that the S&P 500 Index (the index tracked by the Tax-Managed Growth and Income Fund) holds mainly large-cap stocks. Historically, small- and mid-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers, financial resources, and products than larger firms. These characteristics can make small and medium-size companies more sensitive to economic

23

conditions, leading to less-certain growth and dividend prospects for these companies. The Tax-Managed Balanced and Capital Appreciation Funds hold mid-cap stocks in addition to large-cap stocks; the Tax-Managed Small-Cap Fund holds only small-cap stocks; and the Tax-Managed International Fund holds mainly large-cap foreign stocks.

FOREIGN STOCKS

The Tax-Managed International Fund seeks to provide tax-efficient investment returns consisting of long-term capital growth by investing in a broadly diversified group of stocks of foreign companies.

[FLAG]  INVESTMENTS   IN  FOREIGN   MARKETS  CAN  BE  RISKIER  THAN  U.S.  STOCK
     INVESTMENTS. THE PRICES OF FOREIGN STOCKS AND THE PRICES OF U.S. STOCKS HAVE, AT TIMES, MOVED IN OPPOSITE DIRECTIONS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     THE RISKS OF INTERNATIONAL INVESTING


Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------

     Because  it  invests  mainly  in  international   stocks,  the  Tax-Managed
International Fund is subject to:

[FLAG]  CURRENCY  RISK,  WHICH  IS  THE  CHANCE  THAT  THE  VALUE  OF A  FOREIGN
     INVESTMENT, MEASURED IN U.S. DOLLARS, WILL DECREASE BECAUSE OF UNFAVORABLE CHANGES IN CURRENCY EXCHANGE RATES.

     Conversely, when the U.S. dollar falls in value versus another currency, returns from international stocks are enhanced because a given sum in foreign currency translates into more U.S. dollars.
     The Fund is also subject to:

[FLAG] COUNTRY RISK, WHICH IS THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL
     UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKETS.

     International investing involves other risks and considerations, including: differences in accounting, auditing, and financial reporting standards; generally higher costs for trading securities; foreign withholding taxes payable on the Fund's securities, which can reduce dividend income available to distribute to shareholders; and adverse changes in regulatory or legal climates.

24

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  69.4%    36.1%     22.0%       15.5%
Worst                -23.4     -2.9       4.0        11.0
Average               11.5     11.7      12.7        13.5
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2002. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or the Tax-Managed International Fund in particular.
     Note that, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1993 through 2002, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
                       STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
                        EUROPEAN                PACIFIC                     U.S.
                          MARKET                 MARKET                   MARKET
--------------------------------------------------------------------------------
1993                      29.88%                 36.21%                   10.08%
1994                       2.72                  12.76                     1.32
1995                      21.95                   2.95                    37.58
1996                      21.09                  -8.30                    22.96
1997                      23.80                 -25.87                    33.36
1998                      28.53                   2.72                    28.58
1999                      15.89                  56.65                    21.04
2000                      -8.39                 -25.78                    -9.10
2001                     -19.90                 -25.40                   -11.89
2002                     -18.38                  -9.29                   -22.10
--------------------------------------------------------------------------------
*European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; and U.S. market returns are measured by the S&P 500 Index.
--------------------------------------------------------------------------------

     Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

25

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. SPECIFIC TYPES OF STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BALANCED FUNDS

Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks and bonds. Because the prices of bonds are typically less volatile than the prices of stocks, a balanced fund should result in less investment risk than a fund investing exclusively in stocks.
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MUNICIPAL SECURITIES

The Tax-Managed Balanced Fund invests 50% to 55% of its assets in municipal securities. These are bonds, notes, and other fixed income instruments issued by state and local governments and regional governmental authorities, which pay income that is exempt from federal taxes. The Fund emphasizes high-quality municipal securities: At least 75% of the municipal bonds purchased by the Fund will be rated in one of the top three credit-rating categories (Aaa, Aa, and A by Moody's Investors Service, Inc., or AAA, AA, and A by Standard & Poor's), as determined by an independent bond-rating agency. No more than 20% of the Fund's assets may be invested in bonds rated in the fourth-highest credit rating category (Baa by Moody's or BBB by Standard & Poor's). The remaining 5% may be invested in securities with lower credit ratings or those that are unrated. The dollar-weighted average maturity of the Fund's municipal securities holdings is expected to be between 7 and 12 years.

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                               PLAIN TALK ABOUT
                                MUNICIPAL BONDS

Municipal bonds are securities issued by state and local governments and regional governmental authorities as a way of raising money for public construction projects (for example, highways, airports, or housing); for operating expenses; or for loans to public institutions and facilities.
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26

[FLAG] THE TAX-MANAGED  BALANCED FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS
     THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODERATE FOR INTERMEDIATE-TERM BONDS SUCH AS THOSE PURCHASED BY THE FUND. FOR THE FUND OVERALL, INTEREST RATE RISK SHOULD RANGE FROM LOW TO MODERATE, BECAUSE IT INVESTS ONLY A PORTION OF ITS ASSETS IN BONDS.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT
                        THE VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%      AFTER A 2%
TYPE OF BOND (MATURITY)         INCREASE    DECREASE    INCREASE        DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)              $977      $1,024        $955          $1,048
Intermediate-Term (10 years)         926       1,082         858           1,172
Long-Term (20 years)                 884       1,137         786           1,299
--------------------------------------------------------------------------------
*Assuming a 5% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.
     Changes in interest rates will affect bond income as well as bond prices.

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                               PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more price risk you, as a bond investor, face as interest rates rise--but also the higher yield you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income; short-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.
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[FLAG] THE  TAX-MANAGED  BALANCED  FUND IS SUBJECT TO INCOME RISK,  WHICH IS THE
     CHANCE THAT THE FUND'S DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY MODERATE FOR INTERMEDIATE-TERM BONDS SUCH AS THOSE PURCHASED BY THE FUND. FOR THE FUND OVERALL, INCOME RISK SHOULD RANGE FROM LOW TO MODERATE, BECAUSE IT INVESTS ONLY A PORTION OF ITS ASSETS IN BONDS.

27

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
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[FLAG] THE  TAX-MANAGED  BALANCED  FUND IS SUBJECT TO CREDIT RISK,  WHICH IS THE
     CHANCE THAT THE ISSUER OF A BOND WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE BOND PRICES TO DECLINE. CREDIT RISK SHOULD BE LOW FOR THE FUND BECAUSE IT INVESTS ONLY A PORTION OF ITS ASSETS IN BONDS, AND IT PURCHASES PRIMARILY HIGH-QUALITY BONDS.

     The credit quality of the Tax-Managed Balanced Fund is expected to be very high, thus credit risk should be low. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's, was Aaa as of December 31, 2002.

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                               PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.
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     Finally, because stock and bond prices often move in different directions, the Tax-Managed Balanced Fund's bond holdings help to reduce--but not eliminate--some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds. The Fund's balanced portfolio, in the long run, should result in less investment risk--but a lower investment return--than a fund investing exclusively in common stocks.

28

[FLAG] BECAUSE THE TAX-MANAGED BALANCED FUND INVESTS IN BONDS THAT ARE CALLABLE,
     IT IS SUBJECT TO CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, BOND ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS BEFORE THEIR MATURITY DATES. THE FUND WOULD LOSE POTENTIAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, RESULTING IN A DECLINE IN THE FUND'S INCOME. CALL RISK IS GENERALLY MODERATE FOR INTERMEDIATE-TERM BONDS SUCH AS THOSE PURCHASED BY THE FUND. FOR THE FUND OVERALL, CALL RISK SHOULD RANGE FROM LOW TO MODERATE, BECAUSE IT INVESTS ONLY A PORTION OF ITS ASSETS IN BONDS.

SECURITY SELECTION
Each of the Funds employs an index-oriented approach to stock investing, and the stocks purchased by a Fund are those of issuers included in its target index. The Tax-Managed Balanced Fund selects municipal securities, however, based upon traditional, active- management techniques. In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests. The following grid shows, at a glance, the stock index tracked by each Fund and the indexing method employed.

-------------------------------------------------------------
TAX-MANAGED FUND          INDEX               INDEXING METHOD
-------------------------------------------------------------
Balanced (stock portion)  Russell 1000        Sampling
Growth and Income         S&P 500             Replication
Capital Appreciation      Russell 1000        Sampling
Small-Cap                 S&P SmallCap 600    Replication
International             MSCI EAFE           Sampling
-------------------------------------------------------------

     The target indexes tracked by Vanguard's Tax-Managed Funds are broadly diversified. Similarly, the funds that track these indexes are broadly diversified, holding stocks of hundreds of companies across may different industry sectors. It is possible that a fund's target index, in the future, could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." For this reason, Vanguard's Tax-Managed Funds are classified as "nondiversified." However, each of these Funds, from inception to the date of this prospectus, in actuality has been diversified, and Vanguard expects them to continue to be diversified.

OTHER INVESTMENT POLICIES AND RISKS
The Tax-Managed International Fund may enter into forward foreign currency exchange contracts to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency. These contracts will not, however, prevent the Fund's securities from falling in value during foreign market downswings.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

29

     Each of the Funds may invest in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
 The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 5% of its total assets.
     The reasons for which a Fund may invest in futures include:
- To keep cash on hand to meet shareholder redemption needs while simulating full investment in stocks or bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

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                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
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REDEMPTION FEES

Each Fund charges a fee on shares that are redeemed before they have been held for one year (2%), or more than one year but within five years (1%). This fee applies when shares are redeemed by selling, by exchanging to another Vanguard fund, or by application of the low-balance account-closure policy. Unlike a sales charge or load paid to a broker or fund management company, the redemption fee is paid directly to a Fund to offset the costs of buying and selling securities. The fee ensures that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted

30

special policies to discourage short-term trading or to compensate the funds for the costs associated with it. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

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                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index-oriented fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

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                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rates for all domestic and foreign stock funds were approximately 105% and 92%, respectively, according to Morningstar, Inc.
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31

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

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                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the adviser to the Funds through its Quantitative Equity and Fixed Income Groups. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2002, each Fund's advisory expenses represented an effective annual rate of approximately 0.01% of its average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Funds as well as brokerage or research services provided to the adviser.

32

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                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Tax-Managed Growth and Income Fund, the Tax-Managed Capital Appreciation Fund, the Tax-Managed Small-Cap Fund, the Tax-Managed International Fund, and the stock portion of the Tax-Managed Balanced Fund investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.

The municipal  securities  portion of the Tax-Managed  Balanced Fund is overseen by:

CHRISTOPHER M. RYON, CFA, Principal of Vanguard. He has worked in investment management for Vanguard since 1985 and has managed bond funds since 1988.
Education: B.S., Villanova University; M.B.A., Drexel University.
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DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Tax-Managed Balanced and Growth and Income Funds generally are distributed in March, June, September, and December; income dividends for the Tax-Managed Capital Appreciation, Small-Cap, and International Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

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                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
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33

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes (except that a majority of the income dividends you receive from the Tax-Managed Balanced Fund, which invests in municipal securities, are expected to be exempt from federal income taxes).
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- While the Funds seek to minimize distributions of taxable capital gains, they may not always achieve this goal. Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- The Tax-Managed International Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.
- The Tax-Managed Balanced Fund's income dividends from interest earned on municipal securities of a state or its political subdivisions are generally exempt from that state's income taxes. Almost all states, however, tax interest earned on municipal securities of other states.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

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                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
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34

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the Tax-Managed Growth and Income, Capital Appreciation, Small-Cap, and International Funds is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. NAV per share for the Tax-Managed Balanced Fund is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on foreign markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Debt securities held by a fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

35

     When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

36

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                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Tax-Managed Balanced Fund as an example. The Fund began fiscal year 2002 with a net asset value (price) of $17.18 per share. During the year, the Fund earned $0.44 per share from investment income (interest and dividends). There was a decline of $1.65 per share in the value of investments held or sold by the Fund, resulting in a net decline of $1.21 per share from investment operations.

Shareholders received $0.43 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $15.54, reflecting losses of $1.21 per share and distributions of $0.43 per share. This was a decrease of $1.64 per share (from $17.18 at the beginning of the year to $15.54 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -7.07% for the year.

As of December 31, 2002, the Fund had $416 million in net assets. For the year, its expense ratio was 0.18% ($1.80 per $1,000 of net assets), and its net investment income amounted to 2.69% of its average net assets. It sold and replaced securities valued at 24% of its net assets.
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TAX-MANAGED BALANCED FUND
---------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                            2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $17.18       $18.30       $18.87       $16.74       $14.67
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .44          .46          .48          .43          .39
 Net Realized and Unrealized Gain (Loss) on Investments*   (1.65)       (1.12)        (.56)        2.13         2.07
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                          (1.21)        (.66)        (.08)        2.56         2.46
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income**                     (.43)        (.46)        (.49)        (.43)        (.39)
 Distributions from Realized Capital Gains                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                        (.43)        (.46)        (.49)        (.43)        (.39)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $15.54       $17.18       $18.30       $18.87       $16.74
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN+                                             -7.07%       -3.54%       -0.50%       15.49%       16.93%
---------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $416         $419         $400         $330         $207
 Ratio of Total Expenses to Average Net Assets             0.18%        0.19%        0.20%        0.20%        0.19%
 Ratio of Net Investment Income to Average Net Assets      2.69%        2.64%        2.61%        2.52%        2.63%
 Turnover Rate                                               24%          21%          15%          13%           7%
---------------------------------------------------------------------------------------------------------------------

 *Includes increases from redemption fees of $0.01, $0.01, $0.01, $0.01, and
  $0.01.
**Nontaxable dividends represent 82%, 87%, 92%, 90%, and 86% of dividends from net investment income.
 +Total return figures do not reflect the 2% redemption fee on shares held for less than one year or the 1% redemption fee on shares held at least one year but less than five years.

37

TAX-MANAGED GROWTH AND INCOME FUND INVESTOR SHARES
-------------------------------------------------------------------------------------
                                             YEAR ENDED DECEMBER 31,
                        -------------------------------------------------------------
                           2002          2001         2000         1999         1998
-------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD     $24.93        $28.66       $31.81       $26.55       $20.88
-------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .313          .294         .295         .307          .29
 Net Realized and
 Unrealized Gain
 (Loss) on
 Investments*            (5.768)       (3.725)      (3.148)       5.267         5.67
-------------------------------------------------------------------------------------
 Total from Investment
  Operations             (5.455)       (3.431)      (2.853)       5.574         5.96
-------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income       (.325)        (.299)       (.297)       (.314)        (.29)
 Distributions from
  Realized Capital Gains     --            --           --           --           --
-------------------------------------------------------------------------------------
 Total Distributions      (.325)        (.299)       (.297)       (.314)        (.29)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD               $19.15        $24.93       $28.66       $31.81       $26.55
-------------------------------------------------------------------------------------

TOTAL RETURN**          -21.95%       -11.93%       -9.03%       21.12%       28.67%
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)      $1,077        $1,606       $2,320       $2,240       $1,352
 Ratio of Total
  Expenses to Average
  Net Assets              0.17%         0.18%        0.19%        0.19%        0.19%
 Ratio of Net
  Investment Income to
  Average Net Assets      1.44%         1.13%        0.96%        1.11%        1.32%
 Turnover Rate               9%            5%           5%           4%           4%
-------------------------------------------------------------------------------------

 *Includes increases from redemption fees of $0.03, $0.02, $0.02, $0.01, and
  $0.01.
**Total return figures do not reflect the 2% redemption fee on shares held for less than one year or the 1% redemption fee on shares held at least one year but less than five years.


TAX-MANAGED GROWTH AND INCOME FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                   YEAR ENDED       NOV. 12* TO
                                                     DEC. 31,          DEC. 31,
                                                         2002              2001
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                                   $51.24            $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .673              .087
 Net Realized and Unrealized Gain (Loss) on
 Investments**                                        (11.870)            1.348
--------------------------------------------------------------------------------
 Total from Investment Operations                     (11.197)            1.435
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.693)            (.195)
 Distributions from Realized Capital Gains                 --                --
--------------------------------------------------------------------------------
 Total Distributions                                    (.693)            (.195)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                             $39.35            $51.24
--------------------------------------------------------------------------------

TOTAL RETURN+                                         -21.92%             2.87%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $520              $505
 Ratio of Total Expenses to Average
   Net Assets                                           0.11%           0.14%++
 Ratio of Net Investment Income to
  Average Net Assets                                    1.52%           1.26%++
 Turnover Rate                                             9%                5%
--------------------------------------------------------------------------------
 *Inception.
**Includes increases from redemption fees of $0.05 and $0.03.
 +Total return figures do not reflect the 2% redemption fee on shares held for less than one year or the 1% redemption fee on shares held for at least one year but less than five years.
++Annualized.

38

TAX-MANAGED CAPITAL APPRECIATION FUND INVESTOR SHARES
--------------------------------------------------------------------------------------
                                             YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------------
                           2002          2001          2000         1999         1998
--------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD     $25.73        $30.59        $34.17       $25.69       $20.18
--------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .196          .164          .117         .117          .13
 Net Realized and
  Unrealized Gain
  (Loss) on Investments* (6.231)       (4.854)       (3.578)       8.487         5.51
--------------------------------------------------------------------------------------
 Total from Investment
  Operations             (6.035)       (4.690)       (3.461)       8.604         5.64
--------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income       (.205)        (.170)        (.119)       (.124)        (.13)
 Distributions from
  Realized Capital Gains     --            --            --           --           --
--------------------------------------------------------------------------------------
 Total Distributions      (.205)        (.170)        (.119)       (.124)        (.13)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD               $19.49        $25.73        $30.59       $34.17       $25.69
--------------------------------------------------------------------------------------

TOTAL RETURN**          -23.45%       -15.34%       -10.13%       33.50%       27.95%
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)      $1,154        $1,678        $2,643       $2,378       $1,479
 Ratio of Total
  Expenses to Average
  Net Assets              0.17%         0.18%         0.19%        0.19%        0.19%
 Ratio of Net
  Investment Income to
  Average Net Assets      0.87%         0.60%         0.36%        0.47%        0.62%
 Turnover Rate              10%           13%           17%          12%           5%
--------------------------------------------------------------------------------------

 *Includes increases from redemption fees of $0.02, $0.02, $0.01, $0.01, and
  $0.01.
**Total return figures do not reflect the 2% redemption fee on shares held for less than one year or the 1% redemption fee on shares held at least one year but less than five years.


TAX-MANAGED CAPITAL APPRECIATION FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                   YEAR ENDED       NOV. 12* TO
                                                     DEC. 31,          DEC. 31,
                                                         2002              2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $51.79            $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .42              .064
 Net Realized and Unrealized Gain (Loss) on
   Investments**                                       (12.53)            2.072
--------------------------------------------------------------------------------
 Total from Investment
  Operations                                           (12.11)            2.136
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.44)            (.346)
 Distributions from Realized Capital Gains                 --                --
--------------------------------------------------------------------------------
 Total Distributions                                     (.44)            (.346)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $39.24            $51.79
--------------------------------------------------------------------------------

TOTAL RETURN+                                         -23.38%             4.26%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $741              $778
 Ratio of Total Expenses to Average Net Assets          0.11%           0.14%++
 Ratio of Net Investment Income to Average Net Assets   0.95%           0.79%++
 Turnover Rate                                            10%               13%
--------------------------------------------------------------------------------
 *Inception.
**Includes increases from redemption fees of $0.03 and $0.03.
 +Total return figures do not reflect the 2% redemption fee on shares held for less than one year or the 1% redemption fee on shares held for at least one year but less than five years.
++Annualized.

39

TAX-MANAGED SMALL-CAP FUND INVESTOR SHARES
--------------------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------
                                     2002         2001         2000       1999*
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $14.92       $14.23       $12.61      $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income               .092         .079         .074        .049
 Net Realized and
  Unrealized Gain
  (Loss) on Investments**          (2.247)        .696        1.620       2.615
--------------------------------------------------------------------------------
 Total from Investment Operations  (2.155)        .775        1.694       2.664
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                 (.095)       (.085)       (.074)      (.054)
 Distributions from
  Realized Capital Gains               --           --           --          --
--------------------------------------------------------------------------------
 Total Distributions                (.095)       (.085)       (.074)      (.054)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $12.67       $14.92       $14.23      $12.61
--------------------------------------------------------------------------------

TOTAL RETURN+                     -14.44%        5.44%       13.44%      26.28%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                  $601         $568         $368        $194
 Ratio of Total
  Expenses to Average
  Net Assets                        0.17%        0.20%        0.20%     0.19%++
 Ratio of Net
  Investment Income to
  Average Net Assets                0.68%        0.63%        0.64%     0.70%++
 Turnover Rate                        21%          25%          64%         27%
--------------------------------------------------------------------------------
 *Subscription period for the Fund was February 22, 1999, to March 24, 1999, during which time all assets were held in money market instruments. Performance measurement began March 25, 1999.
**Includes increases from redemption fees of $0.01, $0.00, $0.00, and $0.00.
 +Total return figures do not reflect the purchase fee (0.50% from April 1, 2000, through March 31, 2002; 1% from inception through March 31, 2000); the 2% redemption fee on shares held for less than one year; or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.


TAX-MANAGED INTERNATIONAL FUND INVESTOR SHARES
--------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------
                                     2002          2001         2000      1999*
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                $7.79        $10.14       $11.96     $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                .14          .111          .11        .03
 Net Realized and Unrealized Gain
  (Loss) on Investments**           (1.36)       (2.336)       (1.82)      1.97
--------------------------------------------------------------------------------
 Total from Investment Operations   (1.22)       (2.225)       (1.71)      2.00
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                  (.14)        (.125)        (.11)      (.04)
 Distributions from
  Realized Capital Gains               --            --           --         --
--------------------------------------------------------------------------------
 Total Distributions                 (.14)        (.125)        (.11)      (.04)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $6.43        $ 7.79       $10.14     $11.96
--------------------------------------------------------------------------------

TOTAL RETURN+                     -15.62%       -21.94%      -14.29%     20.01%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                  $334          $327         $241       $135
 Ratio of Total Expenses to
  Average Net Assets                0.31%         0.35%        0.35%    0.35%++
 Ratio of Net Investment
  Income to Average Net Assets      2.04%         1.49%        1.24%    0.96%++
 Turnover Rate                         7%           20%           5%         7%
--------------------------------------------------------------------------------
 *Since inception, August 17, 1999.
**Includes increases from redemption fees of $0.01, $0.00, $0.01, and $0.00.
 +Total return figures do not reflect the purchase fee (0.25% from April 1, 2000, through March 31, 2002; 0.75% from inception through March 31, 2000); the 2% redemption fee on shares held for less than one year; or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

40

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                 BUYING SHARES
                               CONVERTING SHARES
                               REDEEMING SHARES
                               EXCHANGING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $10,000.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares).
     Institutional clients should contact Vanguard for information on special rules that may apply to them.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

41

BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase. BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to accounts maintained by financial intermediaries, except in limited circumstances.
^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

42

CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $50,000 and you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or you may contact Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance in the Fund is at least $10 million. The Funds' Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may convert the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

43

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

REDEMPTION FEES
The Funds charge a 2% redemption fee on shares held for less than one year, and a 1% redemption fee on shares held at least one year but less than five years. The fee applies to shares redeemed by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee. Shares held for five years or more are not subject to the 1% fee.
     We will always redeem your "oldest" shares first. If you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, we will carry over the redemption fee status of your shares on a proportionate basis. From time to time, the Funds may waive or modify redemption fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.

44

^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

45

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 1 1/2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

46

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

OTHER RULES YOU SHOULD KNOW
VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

47

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars, shares, or percent).
 - Authorized signatures, as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

48

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard/(R)/ STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES

CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange, or convert shares.

49

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Tax-Managed Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
- Performance assessments with comparisons to industry benchmarks.
- Financial statements with detailed listings of the Funds' holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

50

CONTACTING VANGUARD

ONLINE

VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account transactions
- For literature requests
- 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
- For Admiral account information
- For most Admiral transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

51

FUND NUMBERS
Please use the specific fund number when contacting us about:
     Vanguard Tax-Managed Balanced Fund--103 (Investor Shares only)
     Vanguard Tax-Managed Growth and Income Fund--101 (Investor Shares) or 5101 (Admiral Shares)
     Vanguard Tax-Managed Capital Appreciation Fund--102 (Investor Shares) or 5102 (Admiral Shares)
     Vanguard Tax-Managed Small-Cap Fund--116 (Investor Shares only)
     Vanguard Tax-Managed International Fund--127 (Investor Shares only)





The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, Vanguard Tax-Managed Funds, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks and bonds.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

CURRENCY RISK
The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                  [SHIP]
                                                  [THE VANGUARD GROUP(R) LOGO]
                                                  Post Office Box 2600
                                                  Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard Tax-Managed Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-07175


(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P087 042003

                                         VANGUARD TAX-MANAGED FUNDS(R)

                        Institutional Shares . April 30, 2003



This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2002.

                                     VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
                                  VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
                                             VANGUARD TAX-MANAGED SMALL-CAP FUND
                                         VANGUARD TAX-MANAGED INTERNATIONAL FUND




NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD TAX-MANAGED FUNDS
Institutional Shares
Prospectus
April 30, 2003

--------------------------------------------------------------------------------
  CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO TAX-MANAGED INVESTING
  2 FUND PROFILES
     2 Vanguard Tax-Managed Growth and
       Income Fund Institutional Shares
     5 Vanguard Tax-Managed
       Capital Appreciation Fund
       Institutional Shares
     8 Vanguard Tax-Managed Small-Cap
       Fund Institutional Shares
    11 Vanguard Tax-Managed International
       Fund Institutional Shares
 14 MORE ON THE FUNDS
 20 THE FUNDS AND VANGUARD
 21 INVESTMENT ADVISER
 21 DIVIDENDS, CAPITAL GAINS,
    AND TAXES
 23 SHARE PRICE
 24 FINANCIAL HIGHLIGHTS
 27 INVESTING WITH VANGUARD
    27 Buying Shares
    28 Converting Shares
    29 Redeeming Shares
    31 Exchanging Shares
    32 Other Rules You Should Know
    34 Fund and Account Updates
    35 Contacting Vanguard
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW

This prospectus offers the Funds' Institutional Shares, which are for investors who are willing to invest a minimum of $10 million. To obtain a copy of the prospectus that offers the Funds' Investor Shares and Admiral Shares, please call Vanguard at 1-800-662-7447.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

1

AN INTRODUCTION TO TAX-MANAGED INVESTING
Most mutual funds seek to maximize pre-tax total returns, without regard to the personal tax consequences for investors. Yet most investors stand to lose a significant portion of their investment returns to federal, state, and local taxes. Fund dividends and short-term capital gains are now taxed at federal income tax rates as high as 38.6%; and for long-term capital gains, the rates can be up to 20%. The Vanguard Tax-Managed Funds aim to minimize the impact of taxes on investors' total returns by operating in a tax-efficient manner. The Funds use these tax-management techniques:
- Low turnover. Each Fund minimizes turnover by employing an index-oriented approach to stock investing. Instead of trading frequently, the Fund simply buys and holds all, or a representative sample, of the stocks that make up its target index. Frequent trading--a hallmark of many actively managed funds--causes a fund to realize capital gains, which must then be distributed to shareholders, reducing after-tax returns.
- A disciplined sell-selection method. When selling specific securities, each Fund will select a specific share lot--more often than not, the highest-cost shares--in order to minimize realized capital gains. In addition, the Fund may sell securities at a loss in order to offset realized capital gains that would otherwise have to be distributed to shareholders.
- Bias against taxable dividend income. The Tax-Managed Capital Appreciation Fund minimizes taxable dividend income by focusing on the lower-yielding stocks in its target index (the Russell 1000 Index).
Each Fund also imposes redemption fees on short-term investors, whose in-and-out activity can reduce the Fund's tax efficiency by causing it to realize capital gains. The fee is 2% for shares held for less than one year, and 1% for shares held at least one year but less than five years. These fees are paid to the Fund to help cover transaction costs it incurs when selling securities to meet redemptions.

     On the following pages, you'll find profiles that summarize the key features of the Tax- Managed Growth and Income, Capital Appreciation, Small-Cap, and International Funds (Institutional Shares). Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD(R) TAX-MANAGED
GROWTH AND INCOME FUND INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of a moderate level of current income and long-term capital growth.

PRIMARY INVESTMENT STRATEGIES
The Fund purchases stocks included in the Standard & Poor's 500 Index--an index that contains a significant number of dividend-paying stocks of the largest U.S. companies. The Fund will hold substantially all of the S&P 500 Index stocks in approximately the same proportions as in the Index. To minimize capital gains distributions, the Fund uses various trading techniques, including selling those shares with a higher tax basis. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                   ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
                         [BAR CHART - SCALE -60% TO 60%]
                                 2000        -8.96
                                 2001       -11.84
                                 2002       -21.88
              ----------------------------------------------------
              If applicable shareholder fees were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 8.39% (quarter ended December 31, 2002), and the lowest return for a quarter was -17.08% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Fund's Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns,

3

we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                        1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                                   -22.65%           -7.55%
 Return After Taxes on                                 -23.15            -8.05
  Distributions
 Return After Taxes on
  Distributions and Sale of Fund Shares                -13.89            -6.08
--------------------------------------------------------------------------------
S&P 500 INDEX (reflects no deduction for fees,
 expenses, or taxes)                                   -22.10%           -7.47%
--------------------------------------------------------------------------------
*Since-inception returns are from March 4, 1999--the inception date of the
 Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Purchase Fee:                                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.06%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.08%

      *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
     **The 2% fee applies to shares redeemed within one year of purchase;
       the 1% fee applies to shares held for at least one year but redeemed within five years of purchase. The fee applies to shares redeemed by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee; shares held for five years or more are not subject to the 1% fee.

4

     The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $113        $141        $45         $103
-------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years but at least one year. None of the figures above includes the Fund's 2% redemption fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $8          $26        $45         $103
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        MINIMUM INITIAL INVESTMENT
Dividends are distributed quarterly in March,      $10 million
June, September, and December; capital gains, if
any, are distributed annually in December.         NEWSPAPER ABBREVIATION
                                                   TxMGIIst
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             VANGUARD FUND NUMBER
since inception                                    136

INCEPTION DATE                                     CUSIP NUMBER
September 6, 1994; Institutional Shares added      921943700
March 4, 1999
                                                   TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF               VTMIX
DECEMBER 31, 2002
$1.8 billion
--------------------------------------------------------------------------------

5

FUND PROFILE--VANGUARD(R) TAX-MANAGED
CAPITAL APPRECIATION FUND INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

PRIMARY INVESTMENT STRATEGIES
The Fund purchases stocks that pay lower dividends included in the Russell 1000 Index--an index that is made up of the stocks of mid- and large-capitalization U.S. companies. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance while minimizing taxable dividend distributions. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Investment style risk, which is the chance that returns from mid- and large-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they may perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                   ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
                         [BAR CHART - SCALE -60% TO 60%]
                                 2000       -10.07
                                 2001       -15.26
                                 2002       -23.37
              ----------------------------------------------------
              If applicable shareholder fees were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 8.87% (quarter ended December 31, 2002), and the lowest return for a quarter was -18.57% (quarter ended September 30, 2001).
The table shows how the average annual total returns of the Fund's Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns,

6

we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                                                           SINCE
                                                           1 YEAR     INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                                      -24.13%         -7.07%
 Return After Taxes on Distributions                      -24.47          -7.33
 Return After Taxes on Distributions and
  Sale of Fund Shares                                     -14.82          -5.63
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX (reflects no deduction for             -21.65%         -6.98%
 fees, expenses, or taxes)
--------------------------------------------------------------------------------
*Since-inception returns are from February 24, 1999--the inception date of the
 Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                 2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.06%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.08%

      *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
     **The 2% fee applies to shares redeemed within one year of purchase;
       the 1% fee applies to shares held for at least one year but redeemed within five years of purchase. The fee applies to shares redeemed by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee; shares held for five years or more are not subject to the 1% fee.

7

 The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $113        $141        $45         $103
-------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years but at least one year. None of the figures above includes the Fund's 2% redemption fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $8          $26        $45         $103
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                     MINIMUM INITIAL INVESTMENT
Distributed annually in December                $10 million

INVESTMENT ADVISER                              NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,          TxMCaIst
since inception
                                                VANGUARD FUND NUMBER
INCEPTION DATE                                  135
September 6, 1994; Institutional Shares added
February 24, 1999                               CUSIP NUMBER
                                                921943601
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002                               TICKER SYMBOL
$2 billion                                      VTCIX
--------------------------------------------------------------------------------

8

FUND PROFILE--VANGUARD(R) TAX-MANAGED
SMALL-CAP FUND INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

PRIMARY INVESTMENT STRATEGIES
The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index--an index that is made up of stocks of smaller U.S. companies. The Fund will hold substantially all of the S&P SmallCap 600 Index stocks in approximately the same proportions as in the Index. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                   ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
                         [BAR CHART - SCALE -60% TO 60%]
                                 2000        13.53
                                 2001         5.53
                                 2002       -14.36
              ----------------------------------------------------
              If applicable shareholder fees were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.43% (quarter ended December 31, 2001), and the lowest return for a quarter was -18.39% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Fund's Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder

9

was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for another share class will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                                                           SINCE
                                                    1 YEAR            INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED SMALL-CAP FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                               -15.21%                 4.98%
 Return After Taxes on Distributions               -15.46                  4.70
 Return After Taxes on Distributions
  and Sale of Fund Shares                           -9.34                  3.90
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX (reflects no
 deduction for fees, expenses,
 or taxes)                                         -14.63%                 4.78%
--------------------------------------------------------------------------------
*Since inception returns are from April 21, 1999--the inception date of the
 Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                 2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.07%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%

      *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
     **The 2% fee applies to shares redeemed within one year of purchase;
       the 1% fee applies to shares held for at least one year but redeemed within five years of purchase. The fee applies to shares redeemed by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee; shares held for five years or more are not subject to the 1% fee.

10

     The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $115        $148        $56         $128
-------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years but at least one year. None of the figures above includes the Fund's 2% redemption fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $10         $32        $56         $128
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                  MINIMUM INITIAL INVESTMENT
Distributed annually in December             $10 million

INVESTMENT ADVISER                           NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,       TxMSCIst
since inception
                                             VANGUARD FUND NUMBER
INCEPTION DATE                               118
March 25, 1999; Institutional Shares added
April 21, 1999                               CUSIP NUMBER
                                             921943502
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002                            TICKER SYMBOL
$631 million                                 VTSIX
--------------------------------------------------------------------------------

11

FUND PROFILE--VANGUARD(R) TAX-MANAGED
INTERNATIONAL FUND INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

PRIMARY INVESTMENT STRATEGIES
The Fund purchases stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which is made up of approximately 1,000 common stocks of companies located in Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable charges in currency exchange rates.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.

              ----------------------------------------------------
                   ANNUAL TOTAL RETURN--INSTITUTIONAL SHARES
              ----------------------------------------------------
                         [BAR CHART - SCALE -60% TO 60%]
                                 2002       -15.52
              ----------------------------------------------------
              If applicable shareholder fees were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 6.66% (quarter ended December 31, 2002), and the lowest return for a quarter was -19.87% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Fund's Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of

12

the Fund's target Index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for another share class will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                                                           SINCE
                                                          1 YEAR      INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TAX-MANAGED INTERNATIONAL FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                                     -16.35%         -19.19%
 Return After Taxes on Distributions                     -16.95          -19.17
 Return After Taxes on Distributions and
 Sale of Fund Shares                                      -9.91          -15.18
--------------------------------------------------------------------------------
MSCI EAFE INDEX (reflects no deduction for fees,
 expenses, or taxes)                                     -15.94%         -18.78%
--------------------------------------------------------------------------------
*Since-inception returns are from January 4, 2001--the inception date of the
 Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                 2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.06%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.14%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

      *The Fund reserves the right to deduct a purchase fee from future purchases of shares.
     **The 2% fee applies to shares redeemed within one year of purchase;
       the 1% fee applies to shares held for at least one year but redeemed within five years of purchase. The fee applies to shares redeemed by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee; shares held for five years or more are not subject to the 1% fee.

13

     The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $125        $180       $113         $255
-------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years but at least one year. None of the figures above includes the Fund's 2% redemption fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $20         $64       $113         $255
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                   MINIMUM INITIAL INVESTMENT
Distributed annually in December              $10 million

INVESTMENT ADVISER                            NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,        TxMInIst
since inception
                                              VANGUARD FUND NUMBER
INCEPTION DATE                                137
August 17, 1999; Institutional Shares added
January 4, 2001                               CUSIP NUMBER
                                              921943882
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002                             TICKER SYMBOL
$381 million                                  VTMNX
--------------------------------------------------------------------------------

14

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Vanguard Tax-Managed Small-Cap Fund will invest all or substantially all (but in no event less than 80%) of its assets in small-cap stocks, which include those stocks in the S&P SmallCap 600 Index. This policy may be changed only upon 60 days' notice to shareholders.

MARKET EXPOSURE
The grid below shows, at a glance, the types of investments made by each Fund as its primary investment strategy, as well as the normal percentage of assets that each Fund commits to these investments. Market exposure is expected to play the most important role in achieving a Fund's investment objective.

--------------------------------------------------------------------------------
                                    VANGUARD TAX-MANAGED FUND
                 ---------------------------------------------------------------
                     GROWTH           CAPITAL
MARKET EXPOSURE    AND INCOME      APPRECIATION      SMALL-CAP     INTERNATIONAL
--------------------------------------------------------------------------------
Common stocks         100%             100%             100%            100%
                  Dominated by       Mid- and      Small-cap U.S.   Dominated by
                 large-cap U.S.   large-cap U.S.     companies        large-cap
                    companies        companies                         foreign
                                                                      companies
--------------------------------------------------------------------------------

U.S. STOCKS

Each Fund invests in U.S. stocks as a primary investment strategy, except for the Tax-Managed International Fund, which invests in foreign stocks as a primary investment strategy. The size of the companies on which the Funds focus varies with each Fund.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, or large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap. The median market capitalization of each Fund as of December 31, 2002, is listed below:

15

--------------------------------------
                                MARKET
TAX-MANAGED FUND        CAPITALIZATION
--------------------------------------
Growth and Income        $47.0 billion
Capital Appreciation      28.0 billion
Small-Cap                  0.7 billion
International             18.7 billion
--------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%       17.8%
Worst                -43.1    -12.4      -0.8         3.1
Average               12.2     10.9      11.2        11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
     Keep in mind that the S&P 500 Index (the index tracked by the Tax-Managed Growth and Income Fund) holds mainly large-cap stocks. Historically, small- and mid-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers, financial resources, and products than larger firms. These characteristics can make small and medium-size companies more sensitive to economic conditions, leading to less-certain growth and dividend prospects for these companies. The Tax-Managed Capital Appreciation Fund holds mid-cap stocks in addition to large-cap stocks; the Tax-Managed Small-Cap Fund holds only small-cap stocks; and the Tax-Managed International Fund holds mainly large-cap foreign stocks.

FOREIGN STOCKS
The Tax-Managed International Fund seeks to provide tax-efficient investment returns consisting of long-term capital growth by investing in a broadly diversified group of stocks of foreign companies.

[FLAG]  INVESTMENTS   IN  FOREIGN   MARKETS  CAN  BE  RISKIER  THAN  U.S.  STOCK
     INVESTMENTS. THE PRICES OF FOREIGN STOCKS AND THE PRICES OF U.S. STOCKS HAVE, AT TIMES, MOVED IN OPPOSITE DIRECTIONS.

16

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------

     Because  it  invests  mainly  in  international   stocks,  the  Tax-Managed
International Fund is subject to:

[FLAG]  CURRENCY  RISK,  WHICH  IS  THE  CHANCE  THAT  THE  VALUE  OF A  FOREIGN
     INVESTMENT, MEASURED IN U.S. DOLLARS, WILL DECREASE BECAUSE OF UNFAVORABLE CHANGES IN CURRENCY EXCHANGE RATES.

     Conversely, when the U.S. dollar falls in value versus another currency, returns from international stocks are enhanced because a given sum in foreign currency translates into more U.S. dollars.
     The Fund is also subject to:

[FLAG] COUNTRY RISK, WHICH IS THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL
     UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKETS.

     International investing involves other risks and considerations, including: differences in accounting, auditing, and financial reporting standards; generally higher costs for trading securities; foreign withholding taxes payable on the Fund's securities, which can reduce dividend income available to distribute to shareholders; and adverse changes in regulatory or legal climates.
     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  69.4%    36.1%     22.0%       15.5%
Worst                -23.4     -2.9       4.0        11.0
Average               11.5     11.7      12.7        13.5
----------------------------------------------------------

17

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2002. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or the Tax-Managed International Fund in particular.
     Note that because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1993 through 2002, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
                       STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
                        EUROPEAN                PACIFIC                     U.S.
                          MARKET                 MARKET                   MARKET
--------------------------------------------------------------------------------
1993                      29.88%                 36.21%                   10.08%
1994                       2.72                  12.76                     1.32
1995                      21.95                   2.95                    37.58
1996                      21.09                  -8.30                    22.96
1997                      23.80                 -25.87                    33.36
1998                      28.53                   2.72                    28.58
1999                      15.89                  56.65                    21.04
2000                      -8.39                 -25.78                    -9.10
2001                     -19.90                 -25.40                   -11.89
2002                     -18.38                  -9.29                   -22.10
--------------------------------------------------------------------------------
*European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; and U.S. market returns are measured by the S&P 500 Index.
--------------------------------------------------------------------------------

     Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. SPECIFIC TYPES OF STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

18

SECURITY SELECTION
Each of the Funds employs an index-oriented approach to stock investing, and the stocks purchased by a Fund are those of issuers included in its target index. In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests. The following grid shows, at a glance, the stock index tracked by each Fund and the indexing method employed.

---------------------------------------------------------
TAX-MANAGED FUND      INDEX               INDEXING METHOD
---------------------------------------------------------
Growth and Income     S&P 500             Replication
Capital Appreciation  Russell 1000        Sampling
Small-Cap             S&P SmallCap 600    Replication
International         MSCI EAFE           Sampling
---------------------------------------------------------

     The target indexes tracked by Vanguard's Tax-Managed Funds are broadly diversified. Similarly, the funds that track these indexes are broadly diversified, holding stocks of hundreds of companies across may different industry sectors. It is possible that a fund's target index, in the future, could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." For this reason, Vanguard's Tax-Managed Funds are classified as "nondiversified." However, each of these Funds, from inception to the date of this prospectus, in actuality has been diversified, and Vanguard expects them to continue to be diversified.

OTHER INVESTMENT POLICIES AND RISKS
The Tax-Managed International Fund may enter into forward foreign currency exchange contracts to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency. These contracts will not, however, prevent the Fund's securities from falling in value during foreign market downswings.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     Each of the Funds may invest in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 5% of its total assets.

19

     The reasons for which a Fund may invest in futures include:
- To keep cash on hand to meet shareholder redemption needs while simulating full investments in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

REDEMPTION FEES

Each Fund charges a fee on shares that are redeemed before they have been held for one year (2%), or more than one year but within five years (1%). This fee applies when shares are redeemed by selling or by exchanging to another Vanguard fund. Unlike a sales charge or load paid to a broker or fund management company, the redemption fee is paid directly to a Fund to offset the costs of buying and selling securities. The fee ensures that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

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                               PLAIN TALK ABOUT
                              COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index-oriented fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

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                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rates for all domestic and foreign stock funds were approximately 105% and 92%, respectively, according to Morningstar, Inc.
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THE FUNDS AND VANGUARD
Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

21

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                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the adviser to the Funds through its Quantitative Equity Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2002, each Fund's advisory expenses represented an effective annual rate of approximately 0.01% of its average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Funds as well as brokerage or research services provided to the adviser.

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                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
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DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Tax-Managed Growth and Income Fund generally are distributed in March, June, September, and December; income dividends for the Tax-Managed Capital Appreciation, Small-Cap, and International Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

22

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                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- While the Funds seek to minimize distributions of taxable capital gains, they may not always achieve this goal. Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- The Tax-Managed International Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

23

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                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
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GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
- Provide us with your correct taxpayer identification number;
- Certify that the taxpayer identification number is correct; and
- Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on foreign markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

24

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Institutional Shares' financial performance for the periods shown, and certain information reflects financial results for a single Institutional Share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Institutional Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

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                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Tax-Managed Growth and Income Fund's Institutional Shares as an example. The Institutional Shares began fiscal year 2002 with a net asset value (price) of $24.93 per share. During the year, each Institutional Share earned $0.331 from investment income (interest and dividends). There was a decline of $5.768 per share in the value of investments held or sold by the Fund, resulting in a net decline of $5.437 per share from investment operations.

Shareholders received $0.343 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $19.15, reflecting losses of $5.437 per share and distributions of $0.343 per share. This was a decrease of $5.78 per share (from $24.93 at the beginning of the year to $19.15 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -21.88% for the year.

As of December 31, 2002, the Institutional Shares had $167 million in net assets. For the year, the expense ratio was 0.08% ($0.80 per $1,000 of net assets), and the net investment income amounted to 1.54% of average net assets. The Fund sold and replaced securities valued at 9% of its net assets.
--------------------------------------------------------------------------------

25

TAX-MANAGED GROWTH AND INCOME FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                                              --------------------------------------
                                                                               2002      2001      2000       1999*
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $24.93    $28.66    $31.81      $26.99
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                        .331      .319      .319        .274
  Net Realized and Unrealized Gain (Loss) on Investments**                   (5.768)   (3.725)   (3.148)      4.882
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                         (5.437)   (3.406)   (2.829)      5.156
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                        (.343)    (.324)    (.321)      (.336)
  Distributions from Realized Capital Gains                                      --        --        --          --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       (.343)    (.324)    (.321)      (.336)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $19.15     $24.93   $28.66      $31.81
====================================================================================================================

TOTAL RETURN+                                                               -21.88%    -11.84%   -8.96%      19.23%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                         $167       $158     $95        $108
  Ratio of Total Expenses to Average Net Assets                               0.08%      0.08%   0.11%     0.10%++
  Ratio of Net Investment Income to Average Net Assets                        1.54%      1.25%   1.04%     1.18%++
  Turnover Rate                                                                  9%         5%      5%          4%
====================================================================================================================

 *Since inception, March 4, 1999.
**Includes increases from redemption fees of $0.03, $0.02, $0.02, and $0.01.
 +Total return figures do not reflect the 2% redemption fee on shares held for less than one year or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                        --------------------------------------------
                                                                             2002      2001      2000         1999*
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $25.73    $30.59    $34.18        $26.32
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                       .216      .188      .136          .129
 Net Realized and Unrealized Gain (Loss) on Investments**                  (6.231)   (4.854)   (3.578)        7.877
--------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                          (6.015)   (4.666)   (3.442)        8.006
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                       (.225)    (.194)    (.148)        (.146)
 Distributions from Realized Capital Gains                                     --        --        --            --
--------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                        (.225)    (.194)    (.148)        (.146)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $19.49    $25.73    $30.59        $34.18
====================================================================================================================

TOTAL RETURN+                                                             -23.37%   -15.26%   -10.07%        30.43%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                        $106      $121      $210          $165
 Ratio of Total Expenses to Average Net Assets                              0.08%     0.08%     0.10%       0.10%++
 Ratio of Net Investment Income to Average Net Assets                       0.98%     0.69%     0.46%       0.56%++
 Turnover Rate                                                                10%       13%       17%           12%
====================================================================================================================

 *Since inception, February 24, 1999.
**Includes increases from redemption fees of $0.02, $0.02, $0.01, and $0.01.
 +Total return figures do not reflect the 2% redemption fee on shares held for less than one year or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

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TAX-MANAGED SMALL-CAP FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                           ----------------------------------------
                                                                              2002      2001      2000       1999*
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $14.92    $14.23    $12.61      $10.76
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                       .105      .092      .085        .044
  Net Realized and Unrealized Gain (Loss) on Investments**                  (2.247)     .696     1.620       1.866
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        (2.142)     .788     1.705       1.910
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                       (.098)    (.098)    (.085)      (.060)
  Distributions from Realized Capital Gains                                     --         --       --          --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                      (.098)    (.098)    (.085)      (.060)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $12.68    $14.92    $14.23      $12.61
===================================================================================================================

TOTAL RETURN+                                                              -14.36%     5.53%    13.53%      17.77%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                         $29       $53       $46         $19
  Ratio of Total Expenses to Average Net Assets                              0.10%     0.10%     0.10%     0.10%++
  Ratio of Net Investment Income to Average Net Assets                       0.74%     0.73%     0.76%     0.74%++
  Turnover Rate                                                                21%       25%       64%         27%
===================================================================================================================

 *Since inception, April 21, 1999.
**Includes increases from redemption fees of $0.01, $0.00, $0.00, and $0.00.
 +Total return figures do not reflect the purchase fee (0.50% from April 1, 2000, through March 31, 2002; 1% from inception through March 31, 2000); the 2% redemption fee on shares held for less than one year; or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED INTERNATIONAL FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                            YEAR ENDED DEC. 31,
                                                       -------------------------
                                                          2002            2001*
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $7.79           $10.13
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .148             .123
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                    (1.361)          (2.329)
--------------------------------------------------------------------------------
    Total from Investment Operations                    (1.213)          (2.206)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.147)           (.134)
  Distributions from Realized Capital Gains                 --               --
--------------------------------------------------------------------------------
    Total Distributions                                  (.147)           (.134)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $6.43           $ 7.79
================================================================================

TOTAL RETURN+                                          -15.52%          -21.77%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $47              $55
  Ratio of Total Expenses to Average Net Assets          0.20%          0.22%++
  Ratio of Net Investment Income to Average Net Assets   2.16%          1.68%++
  Turnover Rate                                             7%              20%
================================================================================
 *Since inception, January 4, 2001.
**Includes increases from redemption fees of $0.01 and $0.00.
 +Total return figures do not reflect the 0.25% purchase fee imposed prior to April 1, 2002; the 2% redemption fee on shares held for less than one year; or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

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INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                 BUYING SHARES
                               CONVERTING SHARES
                               REDEEMING SHARES
                               EXCHANGING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million. Vanguard Institutional clients may meet the minimum investment amount by aggregating up to three separate accounts within the same fund. This exception does not apply to clients receiving special administrative services from Vanguard, nor does this exception apply to omnibus accounts maintained by financial intermediaries.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES

ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

28

YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase. BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

PURCHASE RULES YOU SHOULD KNOW
^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer

29

shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

CONVERSION FROM INVESTOR SHARES OR ADMIRAL(TM) SHARES
You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance in the Fund is at least $10 million.

MANDATORY CONVERSIONS INTO INVESTOR SHARES OR ADMIRAL SHARES
If an investor no longer meets the requirements for Institutional Shares, the Fund may convert the investor's Institutional Shares into Investor Shares or Admiral Shares, as appropriate. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares or Admiral Shares.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

REDEMPTION FEES
The Funds charge a 2% redemption fee on shares held for less than one year, and a 1% redemption fee on shares held at least one year but less than five years. The fee applies to shares redeemed by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee. Shares held for five years or more are not subject to the 1% fee.
     We will always redeem your "oldest" shares first. If you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain

30

their redemption fee status. If you transfer (or convert) less than 100% of your account, we will carry over the redemption fee status of your shares on a proportionate basis. From time to time, the Funds may waive or modify redemption fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is,

31

in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption. ^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:

32

- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 1 1/2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:

- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Vanguard also reserves the right to waive or modify the exchange privilege for certain categories of investors. In the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

OTHER RULES YOU SHOULD KNOW

VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

33

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars, shares, or percent).
 - Authorized signatures, as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

34

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
Each Vanguard fund reserves the right to convert an investor's Institutional Shares into Investor Shares or Admiral Shares of the Fund if the investor's fund account balance falls below the minimum initial investment. Any such conversion will be preceded by written notice to the investor. No redemption fee will be imposed on share-class conversions.

FUND AND ACCOUNT UPDATES

CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange, or convert shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

35

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Tax-Managed Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
- Performance assessments with comparisons to industry benchmarks.
- Financial statements with detailed listings of the Funds' holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account transactions
- For literature requests
- 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
- Toll-free, 24 hours per day, 7 days per week

36

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about:
 Vanguard Tax-Managed Growth and Income Fund
Institutional Shares--136
 Vanguard Tax-Managed Capital Appreciation Fund
Institutional Shares--135
 Vanguard Tax-Managed Small-Cap Fund
Institutional Shares--118
 Vanguard Tax-Managed International Fund
Institutional Shares--137







The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, Explorer, Vanguard Tax-Managed Funds, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

CURRENCY RISK
The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]
                                                    Institutional Division
                                                    Post Office Box 2900
                                                    Valley Forge, PA 19482-2900
FOR MORE INFORMATION
If you'd like more information about Vanguard Tax-Managed Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

If you are an individual investor:
THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-07175

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I087 042003

                                     PART B

                          VANGUARD TAX-MANAGED FUNDS(R)
                                  (THE TRUST)

                      STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2003

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses (dated April 30, 2003). To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Trust's financial statements as hereby incorporated by reference, please call:

                 INVESTOR INFORMATION DEPARTMENT:1-800-662-7447

                               TABLE OF CONTENTS

DESCRIPTION OF THE TRUST..............................................B-1
INVESTMENT POLICIES...................................................B-3
INVESTMENT LIMITATIONS................................................B-18
SHARE PRICE...........................................................B-19
PURCHASE OF SHARES....................................................B-19
REDEMPTION OF SHARES..................................................B-20
MANAGEMENT OF THE FUNDS ..............................................B-21
PORTFOLIO TRANSACTIONS................................................B-27
YIELD AND TOTAL RETURNS...............................................B-28
FINANCIAL STATEMENTS..................................................B-33
COMPARATIVE INDEXES...................................................B-33
A DESCRIPTION OF MUNICIPAL BONDS AND THEIR RATINGS....................B-40

                            DESCRIPTION OF THE TRUST

ORGANIZATION
The Trust was organized as a Maryland corporation in 1994 and was reorganized as a Delaware statutory trust in June 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Tax-Managed Fund Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940
Act) as an open-end, management investment company. The Trust currently offers the following funds (and classes thereof):

                                                     SHARE CLASSES
                                                     -------------
FUND                                      INVESTOR  ADMIRAL  INSTITUTIONAL
----                                      --------  -------  -------------
Vanguard(R) Tax-Managed Balanced Fund       Yes       No          No
Vanguard(R) Tax-Managed Growth and
  Income Fund                               Yes       Yes         Yes
Vanguard(R) Tax-Managed Capital
  Appreciation Fund                         Yes       Yes         Yes
Vanguard(R) Tax-Managed Small-Cap Fund      Yes       No          Yes
Vanguard(R) Tax-Managed
  International Fund                        Yes       No          Yes
                  (individually, a Fund; collectively, the Funds)

SERVICE PROVIDERS

     CUSTODIANS. JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070 (for the Tax-Managed Balanced, Tax-Managed Capital Appreciation, Tax-Managed Growth and Income, and Tax-Managed Small-Cap Funds) and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 (for the Tax-Managed International
Fund), serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103-7042, serves as the Funds' independent accountants. The accountants audit the Funds' annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

     SHAREHOLDER LIABILITY. The trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss as a result of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distribution declared by the Fund. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.

     CONVERSION RIGHTS. Shareholders of each Fund (except the Tax-Managed Balanced Fund) may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. There are no conversion rights associated with the Tax-Managed Balanced Fund.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that the Funds will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

     Dividends received and distributed by each Fund on shares of stock of domestic corporations may be eligible for the dividends-received deduction applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Capital gains distributed by the Funds are not eligible for the dividends-received deduction.

     The Tax-Managed International Fund may invest in passive foreign investment companies (PFICs). A PFIC is a foreign corporation whose majority of income (75% or more) is passive or whose assets (50% or more) produce passive income. Capital gains on the sale of a PFIC will be deemed ordinary income regardless of how long the Fund held it. Also, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, whether or not they are distributed to shareholders. To avoid such tax and interest, the Fund may elect to treat PFICs as sold on the last day of the Fund's fiscal year and mark to market the gains (or losses, to the extent of previously recognized gains) and recognize ordinary income each year. Distributions from the Fund that are attributable to PFICs are characterized as ordinary income.

                              INVESTMENT POLICIES

Some of the investment policies described below and in the Funds' Prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

     The following policies supplement the Funds' investment objective and policies set forth in the Prospectuses.

     80% POLICY. Under normal circumstances, the Tax-Managed Small-Cap Fund will invest at least 80% of its assets in small-cap stocks that are included in the S&P SmallCap 600 Index. In applying this 80% policy, the Fund's assets will include its net assets and any borrowings for investment purposes.

     BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, as amended, and by applicable exemptive orders, no-action letters, interpretations, and other pronouncements by the Securities and Exchange Commission and its staff (SEC), and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm commitment agreements and standby commitment agreements, engaging in when-issued, delayed delivery or forward commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transactions can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) "covers" the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.

     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

     CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.

     The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and are generally subject to a high degree of credit risk.

     While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors.

Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possible greater than, those associated with traditional convertible securities.

     DEBT SECURITIES -- NON-INVESTMENT-GRADE SECURITIES. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by an nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the fund's adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

     Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment grade debt securities. The success of a fund's adviser in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

     Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

     The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

     The secondary market on which high-yield securities are traded may be less liquid than the market for investment- grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high-yield security or the price at which a fund could sell a high-yield security, and could adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     Except as otherwise provided in a fund's prospectus, if a credit-rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the adviser deems it in the best interest of shareholders.

     DEBT SECURITIES -- VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect existing market interest rates. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

     DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward-commitment transactions
(see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below) and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter
(OTC) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more effectively implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. There is no assurance that any derivatives strategy used by a fund's adviser will succeed.

     Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

     The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the derivative contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

     Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

     Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices or other financial or economic factors in establishing derivative positions for the fund. If the adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     EXCHANGE-TRADED  FUNDS. A fund may purchase shares of exchange-traded funds
(ETFs), including ETF shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

     Most ETFs are investment companies. Therefore, a fund's purchases of ETF shares generally are subject to the limitations on, and the risks of, the fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities organized, domiciled, or with a principal place of business outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities (see discussion above). Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in U.S. companies or governments.

     Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an adviser will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of a fund's foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income from foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies making up a fund.

     The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments.

     FOREIGN SECURITIES -- EMERGING MARKET RISK. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism) more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     FOREIGN SECURITIES -- FOREIGN CURRENCY TRANSACTIONS. For foreign securities that are not U.S. dollar-denominated, the value of a fund's foreign securities as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will not speculate in foreign currency exchange and will enter into foreign currency transactions only to attempt to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss because of a decline in the value of the hedged currency, they also may limit any potential gain which might result should the value of such currency increase.

     A fund may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the adviser reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the adviser reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

     A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options and "cross-hedge" transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the adviser reasonably believes generally tracks the currency being hedged with regard to price movements). The adviser may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or because the market for the tracking currency is more liquid or more efficient. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

     A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

     The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

     FOREIGN SECURITIES -- FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts and options on futures contracts are derivatives (see additional discussion above). A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, a fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     An option on a futures contract (or "futures option") conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

     A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, a fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     A fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund avoids being deemed a "commodity pool" or a "commodity pool operator" by limiting its use of futures contracts and futures options to "bona fide hedging" transactions (as defined by the CFTC) and by limiting the maximum amount or value of those futures and options transactions that do not constitute bona fide hedging transactions. A fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

     A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

     A fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

     A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program.

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities (collectively, municipalities), the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (Municipal Bonds). Municipal Bonds include securities from a variety of sectors, each of which has unique risks. Municipal Bonds include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds, including industrial development bonds issued pursuant to federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are issued for either project or enterprise financings in which the bond issuer pledges to the bondholders the revenues generated by the operating projects financed from the proceeds of the bond issuance. Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax-exempt private activity bonds and industrial development bonds generally are also classified as revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor). A tax-exempt fund will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest payments on Municipal Bonds will continue to be tax-exempt for the life of the bonds.

     Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request--usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a fund would hold the longer-term security, which could experience substantially more volatility.

     Some Municipal Bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

     Municipal Bonds also include tender option bonds, which are municipal derivatives created by dividing the income stream provided by an underlying Municipal Bond to create two securities issued by a special-purpose trust, one short-term and one long-term. The interest rate on the short-term component is periodically reset. The short-term component has negligible interest rate risk, while the long-term component has all of the interest rate risk of the original bond. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term components can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.

     Municipal securities also include a variety of structures geared towards accommodating municipal issuer short term cash flow requirements. These structures include but are not limited to general market notes, commercial paper, put bonds, and variable rate demand obligations (VRDOs). VRDOs comprise a significant percentage of the outstanding debt in the short term municipal market. VRDOs can be structured to provide a wide range of maturity options (1 day to over 360 days) to the underlying issuing entity and are typically issued at par. The longer the maturity option, the greater the degree of liquidity risk (the risk of not receiving an asking price of par or greater) and reinvestment risk (the risk that the proceeds from maturing bonds must be reinvested at a lower interest rate).

     MUNICIPAL BONDS -- RISKS. Municipal Bonds are subject to credit risk. Like other debt securities, Municipal Bonds include investment-grade, non-investment grade, and unrated securities. Rated Municipal Bonds that may be held by a fund include those rated investment-grade at the time of investment or those issued by issuers whose senior debt is rated investment-grade at the time of investment. In the case of any unrated Municipal Bonds, the adviser to a fund will assign a credit rating based upon criteria that include an analysis of factors similar to those considered by nationally recognized statistical rating organizations. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of a fund's Municipal Bonds in the same manner.

     Municipal Bonds are subject to interest rate risk. Interest rate risk is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk is higher for long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds. Generally, prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on Municipal Bonds are dependent on a variety of factors, such as the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time.

     Municipal Bonds are subject to call risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will call--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for long-term bonds.

     Municipal Bonds may be deemed to be illiquid as determined by or in accordance with methods adopted by the Funds' board of trustees. In determining the liquidity and appropriate valuation of a Municipal Bond, a Fund's adviser may consider the following factors relating to the security, among others: (1) the frequency of trades and quotes; (2) the number of dealers willing to purchase or sell the security; (3) the willingness of dealers to undertake to make a market; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the Fund.

     OPTIONS. An option is a derivative (see additional discussion above). An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     The buyer of a call option is said to go "long" on the underlying position, while the buyer of a put option is said to go "short" the underlying position. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     If a trading market in particular options were to become unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

     A fund bears the risk that its adviser will not accurately predict future market trends. If the adviser attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC order. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.

     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. Participating preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased for purposes of the 1940 Act. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor the Funds' repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a Fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, a fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

     RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts, and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (1933 Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's adviser monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the trustees consider in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

     SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

     The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/ 3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. Government having at all times not less than 100% of the value of the securities loaned, (2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks-to-market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The adviser will then consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees, and a fund may pay such fees. In addition, voting rights pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

     SWAP AGREEMENTS. A swap agreement is a derivative (see additional discussion above). A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.

     Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

     An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

     The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly  in the  securities  and  other  traditional  investments  that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

     Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.

     Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

     Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

     The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TAX MATTERS -- FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

     In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

     TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

     TAX MATTERS -- FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

     TAX MATTERS -- MARKET DISCOUNT. The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

     VIPER SHARES. VIPER Shares are exchange-traded shares that represent an interest in a portfolio of stocks held by Vanguard index funds. "VIPER" stands for Vanguard Index Participation Equity Receipts. Any fund that issues VIPER

Shares may repurchase those shares on the open market at the current market price if doing so would be advantageous for the fund. A repurchase might be advantageous, for example, because the VIPER Shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the fund to more closely track its index than alternative investments, or some combination of the three. A fund that repurchases its VIPER Shares also may lend those shares to qualified institutional borrowers as part of the fund's securities lending activities. A fund's investments in VIPER Shares are also subject to the descriptions, limitations, and risks described above under the headings "Exchange-Traded Funds" and "Other Investment Companies."

     WARRANTS. Warrants are instruments which give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     WHEN-ISSUED, DELAYED-DELIVERY, AND FORWARD-COMMITMENT TRANSACTIONS. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

                             INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) more than 50% of the Fund's net assets.

     BORROWING. Tax-Managed Balanced Fund: The Fund may borrow money in excess of 15% of its net assets, and any borrowings by the Fund must comply with all applicable regulatory requirements.

     Other Tax-Managed Funds: Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. A Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. A Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities or commodity contracts, except that it may invest in stock and bond futures contracts, options, and options on futures contracts. No more than 3% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 5% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. Each Fund will limit the aggregate value of all holdings (except U.S. Government and cash items, as defined under subchapter M of the Internal Revenue Code (the Code)), each of which exceeds 5% of the Fund's total assets, to an aggregate of 50% of such assets. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined by the Code) to a maximum of 25% of the Fund's total assets.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for purpose of controlling its management.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and, in the case of Tax-Managed Balanced Fund, bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     Compliance with the investment limitations set forth above is measured at the time the securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

     None of these limitations prevents a Fund from participating in The Vanguard Group. As a member of The Vanguard Group, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.

                                  SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. NAV per share for the
Tax-Managed Growth and Income, Capital Appreciation, Small-Cap, and International Funds is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. NAV per share for the Tax-Managed Balanced Fund is computed by dividing the net assets of the Fund by the number of Fund shares outstanding.

     The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Funds' prospectuses. The NAV per share is calculated as of the close of regular trading on the Exchange on each day the Exchange is open for business. An order received before the close of regular trading on the Exchange will be executed at the price computed on the date of receipt; an order received after the close of regular trading on the Exchange will be executed at the price computed on the next day the Exchange is open.

     Each Fund reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders, including a purchase by exchange from another Vanguard fund, if management determines such rejection is in the best interest of the Fund, (3) to increase or decrease the minimum amount required to open and maintain an account, without prior notice, (4) to impose a transaction fee on a purchase of the Fund's shares if the purchase, in the opinion of the adviser, would disrupt the efficient management of the Fund, and
(5) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain categories of investors or under circumstances where certain economies can be achieved in sales of the Fund's shares.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the Commission, (2) during any period when an emergency exists, as defined by the Commission, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit.

     Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund. Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     The Funds charge a redemption fee of 2% of the value of shares that were held for less than one year. The Funds also charge a redemption fee of 1% of the value of shares that were held for at least one year but less than five years. The fee is withheld from redemption proceeds and retained by the Funds. In the event of an early redemption due to a shareholder's death, all redemption fees will be waived. In order to substantiate the death, a certified copy of the death certificate must be provided.

     We will always redeem your oldest shares first. In addition, in the event that you transfer your shares to a different account registration, or convert them to a different share class, the shares will retain their redemption fee status. If you transfer or convert less than 100% of your account, the redemption fee status of your shares will be carried over on a proportionate basis.

     For example, assume that John and Mary Doe hold 200 shares in a jointly registered account, with 150 shares (75% of the total shares) currently subject to a redemption fee, and 50 shares (25% of the total shares) currently exempt from the redemption fee. If the Does transfer 50 of their 200 shares to an account registered in one of their individual names, 25% of the transferred shares (or 12.5 shares) will be exempt from the redemption fee, and 75% of the transferred shares (or 37.5 shares) will continue to be subject to the redemption fee. Following the share transfer, the jointly registered account will hold 150 shares, with 25% of the shares (or 37.5 shares) exempt from the redemption fee, and 75% of the shares (or 112.5 shares) still subject to the redemption fee. This same procedure would apply if, rather than transferring shares to a different account registration, the Does were to convert a portion of their shares to a different share class.

     All shares become exempt from the redemption fee based on their initial purchase date, regardless of whether such shares are subsequently transferred to a different account registration or converted to a different share class.

     The redemption fee may be waived, in Vanguard's sole discretion, for certain categories of redemptions that do not raise short-term trading concerns. These categories include, but are not limited to, the following:

1.   Redemptions due to the death of a shareholder;

2. Redemptions within certain institutional retirement or benefit plans for which Vanguard provides specialized recordkeeping or support services;

3. Redemptions due to required minimum distributions from an IRA or other retirement plan for which Vanguard serves as the trustee or custodian;

4.   Redemptions within certain Vanguard advisory programs;

5. Redemptions as part of a payment stream within certain annuity programs for which Vanguard provides specialized marketing or support services; and

6. Redemptions within certain pension plans as required by law or regulatory authorities.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

The Funds have authorized certain agents to accept on their behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf (collectively, Authorized Agents). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. A customer order that is properly transmitted to a Fund by an Authorized Agent will be priced at the Fund's net asset value next determined after the order is received by the agent.

                            MANAGEMENT OF THE FUNDS

THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc., (Vanguard) the Funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds including Vanguard Tax-Managed Funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

     The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement, which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. At December 31, 2002, each of the Tax-Managed Funds had contributed capital to Vanguard representing 0.02% of its net assets. The total amount contributed by the Funds was $1,030,000, which represented 1.02% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies that will become members of Vanguard. The funds' trustees review and approve the amount to be spent annually on distribution activities, as well as the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no funds aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.

     During the fiscal years ended December 31, 2000, 2001, and 2002, the Funds paid the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

FUND                                            2000          2001          2002
----                                            ----          ----          ----
Vanguard Tax-Managed Balanced Fund        $  665,000    $  679,000    $  624,000
Vanguard Tax-Managed Growth and
  Income Fund                              4,424,000     3,902,000     2,669,000
Vanguard Tax-Managed Capital
  Appreciation Fund                        5,216,000     4,588,000     3,019,000
Vanguard Tax-Managed Small-Cap Fund          481,000       847,000       898,000
Vanguard Tax-Managed International
  Fund                                       190,000       715,000       662,000

INVESTMENT ADVISORY SERVICES

Vanguard provides investment advisory services to the Funds and several other Vanguard funds. These services are provided on an at-cost basis from an experienced investment management staff employed directly by Vanguard. During the fiscal years ended December 31, 2000, 2001, and 2002, the Funds paid the following approximate amounts of Vanguard's expenses relating to investment advisory services:

FUND                                            2000          2001          2002
----                                            ----          ----          ----
Vanguard Tax-Managed Balanced Fund           $38,000       $46,000      $ 57,000
Vanguard Tax-Managed Growth and
  Income Fund                                 46,000        55,000       108,000
Vanguard Tax-Managed Capital
  Appreciation Fund                           46,000        55,000       108,000
Vanguard Tax-Managed Small-Cap Fund           15,000        18,000        97,000
Vanguard Tax-Managed International
  Fund                                        15,000        18,000        28,000

OFFICERS AND TRUSTEES

The officers of the Funds manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.

     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                                                                                                                          NUMBER OF
                                                                                                                     VANGUARD FUNDS
                             POSITION(S)               TRUSTEE/            PRINCIPAL OCCUPATION(S)                      OVERSEEN BY
NAME, YEAR OF BIRTH          HELD WITH FUNDS           OFFICER SINCE       DURING THE PAST FIVE YEARS               TRUSTEE/OFFICER
-------------------          ---------------           -------------       --------------------------               ---------------
INTERESTED TRUSTEES

John J. Brennan*             Chairman of the           May 1987            Chairman of the Board, Chief Executive               112
(1954)                       Board, Chief                                  Officer, and Director (Trustee) of The
                             Executive Officer,                            Vanguard Group, Inc. and each of the
                             and Trustee                                   investment companies served by The
                                                                           Vanguard Group, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Charles D. Ellis             Trustee                   January 2001        The Partners of '63 (pro bono ventures in            112
(1937)                                                                     education); Senior Advisor to Greenwich
                                                                           Associates (international business strategy
                                                                           consulting); Successor Trustee of Yale
                                                                           University; Overseer of the Stern School of
                                                                           Business at New York University; Trustee of
                                                                           the Whitehead Institute for Biomedical
                                                                           Research.

Rajiv L. Gupta               Trustee                   December 2001       Chairman and Chief Executive Officer (since          112
(1945)                                                                     October 1999), Vice Chairman (January-
                                                                           September 1999), and Vice President (prior to
                                                                           September 1999) of Rohm and Haas Co.
                                                                           (chemicals); Director of Technitrol, Inc.
                                                                           (electronic components) and Agere Systems
                                                                           (communication components); Board
                                                                           Member of American Chemistry Council;
                                                                           Trustee of Drexel University.

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

                                                                                                                          NUMBER OF
                                                                                                                     VANGUARD FUNDS
                             POSITION(S)               TRUSTEE/            PRINCIPAL OCCUPATION(S)                      OVERSEEN BY
NAME, YEAR OF BIRTH          HELD WITH FUNDS           OFFICER SINCE       DURING THE PAST FIVE YEARS               TRUSTEE/OFFICER
-------------------          ---------------           -------------       --------------------------               ---------------
JoAnn Heffernan Heisen       Trustee                   July 1998           Vice President, Chief Information Officer, and       112
(1950)                                                                     Member of the Executive Committee of
                                                                           Johnson & Johnson (pharmaceuticals/
                                                                           consumer products); Director of the Medical
                                                                           Center at Princeton and Women's Research
                                                                           and Education Institute.

Burton G. Malkiel            Trustee                   May 1977            Chemical Bank Chairman's Professor of                110
(1932)                                                                     Economics, Princeton University; Director of
                                                                           Vanguard Investment Series plc (Irish
                                                                           investment fund) since November 2001,
                                                                           Vanguard Group (Ireland) Limited (investment
                                                                           management) since November 2001,
                                                                           Prudential Insurance Co. of America, BKF
                                                                           Capital (investment management), The
                                                                           Jeffrey Co. (holding company), and NeuVis,
                                                                           Inc. (software company).

Alfred M. Rankin, Jr.        Trustee                   January 1993        Chairman, President, Chief Executive Officer,        112
(1941)                                                                     and Director of NACCO Industries, Inc. (forklift
                                                                           trucks/housewares/lignite); Director of
                                                                           Goodrich Corporation (industrial products/
                                                                           aircraft systems and services). Director of the
                                                                           Standard Products Company (supplier for
                                                                           automotive industry) until 1998.

J. Lawrence Wilson           Trustee                   April 1985          Retired Chairman and Chief Executive                 112
(1936)                                                                     Officer of Rohm and Haas Co. (chemicals);
                                                                           Director of Cummins Inc. (diesel engines),
                                                                           MeadWestvaco Corp. (paper products), and
                                                                           Amerisource Bergen Corp. (pharmaceutical
                                                                           distribution); Trustee of Vanderbilt University.

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EXECUTIVE OFFICERS

R. Gregory Barton*           Secretary                 June 2001           Managing Director and General Counsel of             112
(1951)                                                                     The Vanguard Group, Inc. (since September
                                                                           1997); Secretary of The Vanguard Group, Inc.
                                                                           and of each of the investment companies
                                                                           served by The Vanguard Group, Inc. (since
                                                                           June 2001); Principal of The Vanguard Group,
                                                                           Inc. (prior to September 1997).

Thomas J. Higgins*           Treasurer                 July 1998           Principal of The Vanguard Group, Inc.;               112
(1957)                                                                     Treasurer of each of the investment
                                                                           companies served by The Vanguard Group,
                                                                           Inc. (since July 1998).

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During 2001 and 2002, Vanguard paid Greenwich subscription fees amounting to less than $275,000. Vanguard's subscription rates are similar to those of other subscribers.

     Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each Fund and Vanguard. All independent trustees serve as members of the committee. The committee held six meetings during each Fund's last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by each Fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.

- Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of each Fund (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during each Fund's last fiscal year.

     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2002. As a group, the fund's trustees and officers own less than 1% of the outstanding shares of each fund.

                                                   DOLLAR RANGE OF    AGGREGATE DOLLAR
                                                       FUND SHARES   RANGE OF VANGUARD
                                                             OWNED         FUND SHARES
FUND                                   TRUSTEE          BY TRUSTEE    OWNED BY TRUSTEE
----                                   -------          ----------    ----------------
VANGUARD TAX-MANAGED
  BALANCED FUND                John J. Brennan                None       Over $100,000
                              Charles D. Ellis                None       Over $100,000
                                Rajiv L. Gupta                None       Over $100,000
                        JoAnn Heffernan Heisen                None       Over $100,000
                             Burton G. Malkiel                None       Over $100,000
                         Alfred M. Rankin, Jr.                None       Over $100,000
                            J. Lawrence Wilson                None       Over $100,000

VANGUARD TAX-MANAGED
  GROWTH AND INCOME FUND       John J. Brennan       Over $100,000       Over $100,000
                              Charles D. Ellis                None       Over $100,000
                                Rajiv L. Gupta                None       Over $100,000
                        JoAnn Heffernan Heisen                None       Over $100,000
                             Burton G. Malkiel                None       Over $100,000
                         Alfred M. Rankin, Jr.                None       Over $100,000
                            J. Lawrence Wilson                None       Over $100,000

VANGUARD TAX-MANAGED CAPITAL
  APPRECIATION FUND            John J. Brennan       Over $100,000       Over $100,000
                              Charles D. Ellis                None       Over $100,000
                                Rajiv L. Gupta                None       Over $100,000
                        JoAnn Heffernan Heisen                None       Over $100,000
                             Burton G. Malkiel                None       Over $100,000
                         Alfred M. Rankin, Jr.                None       Over $100,000
                            J. Lawrence Wilson       Over $100,000       Over $100,000

                                                   DOLLAR RANGE OF    AGGREGATE DOLLAR
                                                       FUND SHARES   RANGE OF VANGUARD
                                                             OWNED         FUND SHARES
FUND                                   TRUSTEE          BY TRUSTEE    OWNED BY TRUSTEE
----                                   -------          ----------    ----------------
VANGUARD TAX-MANAGED
  SMALL-CAP FUND               John J. Brennan       Over $100,000       Over $100,000
                              Charles D. Ellis                None       Over $100,000
                                Rajiv L. Gupta                None       Over $100,000
                        JoAnn Heffernan Heisen                None       Over $100,000
                             Burton G. Malkiel                None       Over $100,000
                         Alfred M. Rankin, Jr.                None       Over $100,000
                            J. Lawrence Wilson       Over $100,000       Over $100,000

VANGUARD TAX-MANAGED
  INTERNATIONAL FUND
                               John J. Brennan   $50,001--$100,000       Over $100,000
                              Charles D. Ellis                None       Over $100,000
                                Rajiv L. Gupta                None       Over $100,000
                        JoAnn Heffernan Heisen                None       Over $100,000
                             Burton G. Malkiel                None       Over $100,000
                         Alfred M. Rankin, Jr.                None       Over $100,000
                            J. Lawrence Wilson                None       Over $100,000

TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard funds (with one exception, which is noted in the table on page B-23), and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                           VANGUARD TAX-MANAGED FUNDS
                          TRUSTEES' COMPENSATION TABLE

                                                            PENSION OR
                                                            RETIREMENT        ACCRUED ANNUAL   TOTAL COMPENSATION
                                       AGGREGATE      BENEFITS ACCRUED            RETIREMENT    FROM ALL VANGUARD
                                    COMPENSATION      AS PART OF THESE            BENEFIT AT           FUNDS PAID
TRUSTEE                      FROM THESE FUND (1)    FUNDS' EXPENSES(1)    JANUARY 1, 2002(2)       TO TRUSTEES(3)
-------                      -------------------    ------------------    ------------------       --------------
John J. Brennan                              N/A                   N/A                   N/A                  N/A
Charles D. Ellis                          $  902                   N/A                   N/A             $108,000
Rajiv L. Gupta                               902                   N/A                   N/A              108,000
JoAnn Heffernan Heisen                       902                   $18                $2,992              108,000
Burton G. Malkiel                            906                    68                 9,799              108,000
Alfred M. Rankin, Jr.                        902                    35                 5,000              108,000
J. Lawrence Wilson                         1,027                    50                 7,266              123,000
---------
(1)  The amounts  shown in this column are based on the Funds' fiscal year ended
     December 31, 2002.
(2)  Each  trustee  is  eligible  to  receive  retirement  benefits  only  after completing at least 5 years (60 consecutive months) of service as a trustee for the  Vanguard  funds.  The annual  retirement  benefit  will be paid in monthly  installments,  beginning  with the month  following  the trustee's retirement  from  service,  and will cease after 10 years of payments  (120 monthly installments). Trustees who began their service on or after January
     1, 2001, are not eligible to participate in the retirement benefit plan.
(3)  The amounts reported in this column reflect the total  compensation paid to each trustee for his or her service as trustee of 112  Vanguard  funds (110 in the case of Mr.  Malkiel  and 90 in the case of Mr.  Gupta) for the 2002 calendar year.

     Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. In addition, the board considers annually whether each Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Quantitative Equity and Fixed Income Groups. Vanguard provides the board with monthly, quarterly, and annual analyses of the Quantitative Equity and Fixed Income Groups's performance. In addition, Vanguard provides the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of each Fund's internalized management. The Funds' portfolio managers meet with the board periodically to discuss the management and performance of the Funds.

     When considering whether to continue the internalized management structure of each Fund, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent and quality of the services provided as well as other material facts, such as the investment performance of the Fund's assets and the fair market value of services provided. The board also considers information detailing Vanguard's control of the investment expenses of each Fund, such as transaction costs, including the ways in which portfolio transactions for the Funds are conducted and brokers are selected.

     The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following table reflects a sample of the most recent data for each Fund:

                                     AVERAGE ANNUAL RETURN (BEFORE TAXES)
                                     ------------------------------------                                              ADVISORY FEES
                                                                                                                     EXPRESSED AS AN
                                               5 YEARS (OR SINCE     10 YEARS (OR SINCE                             ANNUAL EFFECTIVE
                              1 YEAR ENDED      INCEPTION) ENDED       INCEPTION) ENDED                           RATE OF THE FUNDS'
                                12/31/2002            12/31/2002             12/31/2002     EXPENSE RATIO         AVERAGE NET ASSETS
                                ----------            ----------             ----------     -------------         ------------------
VANGUARD TAX-MANAGED
  BALANCED FUND
(inception: September 6, 1994)      -7.98%                 3.79%                  8.25%             0.18%                      0.01%
Russell 1000 Index                 -21.65                 -0.58                   9.55               N/A                        N/A
Lehman Brothers 7 Year
  Municipal Bond Index             -10.35                  6.07                   6.53               N/A                        N/A
Tax-Managed Balanced
  Composite Index**                 -6.25                  3.25                   8.44               N/A                        N/A
Average Balanced Fund+             -11.71                  1.11                   7.02              1.31                       0.56

VANGUARD TAX-MANAGED
  GROWTH AND INCOME FUND*
(inception: September 6, 1994)     -22.72%                -0.52%                  9.71%             0.17%                      0.01%
S&P 500 Index                      -22.10                 -0.59                   9.65               N/A                        N/A
Average Large-Cap Core Fund+       -23.49                 -1.62                   7.55              1.38                       0.64

VANGUARD TAX-MANAGED
  CAPITAL APPRECIATION FUND*
(inception: September 6, 1994)     -24.21%                -0.10%                  9.00%             0.17%                      0.01%
Russell 1000 Index                 -21.65                 -0.58                   9.55               N/A                        N/A
Average Multi-Cap Core Fund+       -21.75                 -0.44                   8.04              1.35                       0.58

VANGUARD TAX-MANAGED
  SMALL-CAP FUND*
(inception: March 25, 1999)        -15.29%                 6.76%                   N/A              0.17%                      0.02%
S&P SmallCap 600 Index             -14.63                  6.54                    N/A               N/A                        N/A
Average Small-Cap Core Fund+       -18.23                  6.97                    N/A              1.40                       0.71

VANGUARD TAX-MANAGED
 INTERNATIONAL FUND*
(inception: August 17, 1999)       -16.44%               -11.15%                   N/A              0.31%                      0.01%
MSCI EAFE Index                    -15.94                -10.89                    N/A               N/A                        N/A
Average International Fund+        -16.67                -10.39                    N/A              1.69                       0.77

 *Information about the Funds' other share classes may be found elsewhere in this Statement of
  Additional Information.
**Weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year Municipal Bond Index.
 +Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.

     Based upon its most recent evaluation of each Fund's investment staff, the portfolio management process, the short- and long-term performance results, and the at-cost, internalized management arrangements, the board determined that it would be in the best interests of each Fund's shareholders to continue its internalized management arrangements.

                             PORTFOLIO TRANSACTIONS

The advisers are authorized (with the approval of the Funds' board of trustees) to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and are directed to use their best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. Each adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     The adviser for the Tax-Managed Balanced Fund chooses brokers or dealers to handle the purchase and sale of the Fund's bonds, and is responsible for obtaining the best available price and most favorable execution for all transactions. When the Fund purchases a newly issued bond at a fixed price, the adviser may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset their management expenses. The adviser is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission solely on account of the receipt of research or other services.

     The Tax-Managed Balanced Fund's bond investments are generally purchased and sold through principal transactions, meaning that the Fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. Explicit brokerage commissions are not paid on these transactions, although the purchase price for bonds usually includes an undisclosed compensation. Purchases from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices).

     As previously explained, the types of bonds that the Tax-Managed Balanced Fund purchases do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the adviser will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

     During the fiscal years ended December 31, 2000, 2001, and 2002, the Funds paid the following amounts in brokerage commissions:

FUND                                            2000          2001          2002
----                                            ----          ----          ----
Vanguard Tax-Managed Balanced Fund          $ 33,000      $ 54,000      $ 49,000
Vanguard Tax-Managed Growth and Income Fund  129,000       116,000       215,000
Vanguard Tax-Managed Capital
  Appreciation Fund                          792,000       556,000       412,000
Vanguard Tax-Managed Small-Cap Fund          324,000       240,000       249,000
Vanguard Tax-Managed International Fund      286,000       619,000       220,000

                            YIELD AND TOTAL RETURNS

The annualized yields of each Fund for the 30-day period ended December 31, 2002, are set forth below:

                                           INVESTOR   ADMIRAL   INSTITUTIONAL
FUND                                         SHARES    SHARES          SHARES
----                                         ------    ------          ------
Vanguard Tax-Managed Balanced Fund            2.11%      N/A             N/A
Vanguard Tax-Managed Growth and Income Fund   1.61      1.67%           1.70%
Vanguard Tax-Managed Capital Appreciation
  Fund                                        1.06      1.12            1.15
Vanguard Tax-Managed Small-Cap Fund           0.78       N/A            0.86
Vanguard Tax-Managed International Fund        N/A       N/A             N/A

     The average annual total returns (both before and after taxes) of each Fund for the one- and five-year periods, and since inception ended December 31, 2002, are set forth below:

                                             5 YEARS ENDED        10 YEARS ENDED
                         1 YEAR ENDED          12/31/2002*           12/31/2002*
INVESTOR SHARES           12/31/2002* (or since inception)  (or since inception)
---------------           ----------- --------------------  --------------------
VANGUARD TAX-MANAGED
  BALANCED FUND
(Inception September 6, 1994)
 Return Before Taxes           -7.98%                3.79%                 8.25%
 Return After Taxes on
   Distributions               -8.15                 3.66                  8.10
 Return After Taxes on
   Distributions and
   Sale of Fund Shares         -4.10                 3.50                  7.32

VANGUARD TAX-MANAGED
  GROWTH AND INCOME FUND
(Inception September 6, 1994)
 Return Before Taxes          -22.72%               -0.52%                 9.71%
 Return After Taxes on
   Distributions              -23.20                -0.99                 -9.06
 Return After Taxes on
   Distributions and
   Sale of Fund Shares        -13.93                -0.60                  7.86

VANGUARD TAX-MANAGED
  CAPITAL APPRECIATION FUND
(Inception September 6, 1994)
 Return Before Taxes          -24.21%               -0.10%                 9.00%
 Return After Taxes on
   Distributions              -24.52                -0.33                  8.72
 Return After Taxes on
   Distributions and
   Sale of Fund Shares        -14.87                -0.18                  7.45

                                             5 YEARS ENDED        10 YEARS ENDED
INVESTOR SHARES          1 YEAR ENDED          12/31/2002*           12/31/2002*
(CONTINUED)               12/31/2002* (or since inception)  (or since inception)
-----------               ----------- --------------------  --------------------
VANGUARD TAX-MANAGED
  SMALL-CAP FUND**
(Inception March 25, 1999)
 Return Before Taxes          -15.29%                6.76%                  N/A
 Return After Taxes on
   Distributions              -15.54                 6.51                   N/A
 Return After Taxes on
   Distributions and
   Sale of Fund Shares         -9.39                 5.38                   N/A

VANGUARD TAX-MANAGED
  INTERNATIONAL FUND+
(Inception August 17, 1999)
 Return Before Taxes          -16.44%              -11.15%                  N/A
 Return After Taxes on
   Distributions              -17.02               -11.59                   N/A
 Return After Taxes on
   Distributions and
   Sale of Fund Shares         -9.97                -8.77                   N/A

ADMIRAL SHARES
--------------
VANGUARD TAX-MANAGED GROWTH AND
  INCOME FUND
 (Inception November 12, 2001)
 Return Before Taxes          -22.69%              -18.28%                  N/A
 Return After Taxes on
   Distributions              -23.19               -18.85                   N/A
 Return After Taxes on
   Distributions and Sale
   of Fund Shares             -13.91               -14.83                   N/A

VANGUARD TAX-MANAGED CAPITAL
  APPRECIATION FUND
(Inception November 12, 2001)
 Return Before Taxes          -24.14%              -18.67%                  N/A
 Return After Taxes on
   Distributions              -24.47               -19.17                   N/A
 Return After Taxes on
   Distributions and Sale
   of Fund Shares             -14.82               -15.12                   N/A

INSTITUTIONAL SHARES
--------------------
VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
(Inception March 4, 1999)
 Return Before Taxes          -22.65%               -7.55%                  N/A
 Return After Taxes on
   Distributions              -23.15                -8.05                   N/A
 Return After Taxes on
   Distributions and Sale
   of Fund Shares             -13.89                -6.08                   N/A

VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
(Inception February 24, 1999)
 Return Before Taxes          -24.13%               -7.07%                  N/A
 Return After Taxes on
   Distributions              -24.47                -7.33                   N/A
 Return After Taxes on
   Distributions and Sale
   of Fund Shares             -14.82                -5.63                   N/A

VANGUARD TAX-MANAGED SMALL-CAP FUND**
(Inception April 21, 1999)
 Return Before Taxes          -15.21%               -4.98%                  N/A
 Return After Taxes on
   Distributions              -15.46                -4.70                   N/A
 Return After Taxes on
   Distributions and Sale
   of Fund Shares              -9.34                -3.90                   N/A

VANGUARD TAX-MANAGED INTERNATIONAL FUND+
(Inception January 4, 2001)
 Return Before Taxes          -16.35%              -19.19%                  N/A
 Return After Taxes on
   Distributions              -16.95               -19.71                   N/A
 Return After Taxes on
   Distributions and Sale
   of Fund Shares              -9.91               -15.18                   N/A

 *Total return figures reflect the 2% fee assessed on redemptions of shares that are held in a Fund for less than one year and the 1% fee assessed on redemptions of shares that are held in a Fund for at least one year but less than five years.
**Total return figures reflect the 0.50% transaction fee on share purchases imposed prior to April 1, 2002.
 +Total return figures reflect the 0.25% transaction fee on share purchases imposed prior to April 1, 2002.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividend and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

Average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               T = (ERV/P)1/N - 1

 Where:

          T   =average annual total return
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ERV =ending redeemable value of a hypothetical $1,000 investment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof)

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent recharacterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                               T = (ATVD/P)1/N - 1

 Where:

          T   =average annual total return (after taxes on distributions)
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ATVD=ending value of a hypothetical $1,000 investment
               (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods
               (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formula:

                              T = (ATVDR/P)1/N - 1

 Where:

          T   =average annual total return (after taxes on
               distributions and redemption)
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ATVDR=ending value of a hypothetical $1,000 investment
               (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10 year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a)  Calculate the capital gain or loss upon  redemption by subtracting the
          tax  basis  from  the  redemption   proceeds   (after   deducting  any
          nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a fund's shares and assumes that all dividend and capital gains distributions during the period were reinvested in fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

 Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        YIELD = 2[((A - B)/CD + 1)6 - 1]

 Where:

          a   =dividends and interest earned during the period
          b   =expenses accrued for the period (net of reimbursements)
          c   =the average daily number of shares outstanding during
               the period that were entitled to receive dividends
          d   =the maximum offering price per share on the last day of
               the period

                              FINANCIAL STATEMENTS

The Funds' Financial Statements for the year ended December 31, 2002, appearing in the Funds' 2002 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' Annual Report to Shareholders, which may be obtained without charge.

                              COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group uses one or more of the following unmanaged indexes for comparative performance purposes.

     ASSET ALLOCATION COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Treasury Index.

     AVERAGE  1-2  YEAR  MUNICIPAL   FUND--An  industry   benchmark  of  average
adjustable  short  municipal  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR GOVERNMENT FUND--An industry benchmark that includes funds with U.S. Treasury and agency obligations with similar investment objectives and policies and maturities of 1 to 5 years, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR INVESTMENT-GRADE FUND--An industry benchmark of average 1-5 year investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR MUNICIPAL FUND--An industry benchmark that includes funds with investment-grade tax-exempt bonds that are issued by state and local governments with similar investment objectives and policies and have maturities of 1 to 5 years, as measured by Lipper Inc.

     AVERAGE ADJUSTED SHORT MUNICIPAL DEBT FUND--An industry benchmark of average adjustable short municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE BALANCED FUND--An industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUND--An industry benchmark that includes intermediate-term California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average California tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CONVERTIBLE SECURITIES FUND--An industry benchmark of funds with convertible securities rated B or better by Standard & Poor's, with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CORPORATE A-RATED FUND--An industry benchmark of average corporate A-rated funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EMERGING MARKETS FUND--An industry benchmark of average emerging markets funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EQUITY INCOME FUND--An industry benchmark of average equity income funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EUROPEAN REGION FUND--An industry benchmark of average European region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE FLORIDA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average Florida municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE FLEXIBLE FUND--An industry benchmark of average flexible funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL GOVERNMENT FUND--An industry benchmark of average general government funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL MUNICIPAL FUND--An industry benchmark of average general municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL TREASURY FUND--An industry benchmark of average general treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GLOBAL FUND---An industry benchmark of average global funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GNMA FUND--An industry benchmark that includes funds of mortgage-backed pass-through securities of the Government National Mortgage Association, with similar investment objectives and policies; these securities are based on pools of 15- and 30-year fixed-rate home mortgages, as measured by Lipper Inc.

     AVERAGE GOLD-ORIENTED FUND--An industry benchmark of funds that track the performance of companies around the world, with similar investment objectives and policies, that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals, as measured by Lipper Inc.

     AVERAGE GOVERNMENT MONEY MARKET FUND--An industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE HEALTH/BIOTECHNOLOGY FUND--An industry benchmark of funds that track the stocks of the health care companies within the S&P 500 Index, as measured by Lipper Inc.

     AVERAGE HIGH-CURRENT-YIELD FUND--An industry benchmark of average high current yield funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE HIGH YIELD MUNICIPAL FUND--An industry benchmark of average high-yield municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INCOME FUND--An industry benchmark of average income funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE  INSTITUTIONAL  MONEY MARKET FUND--An industry benchmark of average
institutional  money  market  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

     AVERAGE INSURED MUNICIPAL FUND--An industry benchmark of average insured municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE GOVERNMENT FUND--An industry benchmark of average intermediate government funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE  INTERMEDIATE   INVESTMENT-GRADE  FUND--An  industry  benchmark  of
average intermediate investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE MUNICIPAL FUND--An industry benchmark of average intermediate municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE TREASURY FUND--An industry benchmark of average intermediate treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERNATIONAL FUND--An industry benchmark of average international funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE JAPAN/PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP CORE FUND--An industry benchmark of average large-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP GROWTH FUND--An industry benchmark of average large-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP VALUE FUND--An industry benchmark of average large-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MASSACHUSETTS MUNICIPAL DEBT FUND--An industry benchmark of average Massachusetts municipal debt funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MID-CAP CORE FUND--An industry benchmark of average mid-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MID-CAP VALUE FUND--An industry benchmark of average mid-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MONEY MARKET FUND--An industry benchmark of average money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP CORE FUND--An industry benchmark of average multi-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP GROWTH FUND--An industry benchmark of average multi-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP VALUE FUND--An industry benchmark of average multi-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NATURAL RESOURCES FUND--An industry benchmark of average natural resources funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW JERSEY MUNICIPAL DEBT FUND--An industry benchmark of average New Jersey municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW JERSEY TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average New Jersey tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW YORK INSURED MUNICIPAL DEBT FUND--An industry benchmark of average New York municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW YORK  TAX-EXEMPT  MONEY MARKET FUND--An  industry  benchmark of
average  New  York  tax-exempt  money  market  funds  with  similar   investment
objectives and policies, as measured by Lipper Inc.

     AVERAGE OHIO MUNICIPAL DEBT FUND--An industry benchmark of average Ohio municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE OHIO TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Ohio tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PENNSYLVANIA MUNICIPAL DEBT FUND--An industry benchmark of average Pennsylvania municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Pennsylvania tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE REAL ESTATE FUND--An industry benchmark of average real estate funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SHORT TREASURY FUND--An industry benchmark of average short treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP CORE FUND--An industry benchmark of average small-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP GROWTH FUND--An industry benchmark of average small-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP VALUE FUND--An industry benchmark of average small-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE U.S. TREASURY MONEY MARKET FUND--An industry benchmark of average U.S. treasury money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE UTILITY FUND--An industry benchmark of average utility funds with similar investment objectives and policies, as measured by Lipper Inc.

     BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40% Lehman Brothers Aggregate Bond Index.

     CALVERT   SOCIAL   INDEX--A   socially   screened   index  of  large-   and
mid-capitalization U.S. stocks that is provided by the Calvert Group of Bethesda, Maryland.

     CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX--Tracks the performance of short-term U.S. government debt instruments.

     CITIGROUP BROAD MARKET INDEX--Tracks the performance of the U.S. broad market.

     CITIGROUP EXTENDED MARKET EUROPE AND PACIFIC (EM EPAC) INDEX--Measures the performance of the smallest companies from the European and Pacific countries represented in the Citigroup Broad Market Index. The EM EPAC Index represents the bottom 20% of the total market capital of each country.

     CITIGROUP WORLD EQUITY GOLD INDEX--Tracks the performance of companies around the world that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals.

     CONSERVATIVE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.

     CONSERVATIVE GROWTH COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 40% Lehman Brothers Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Citigroup 3-Month Treasury Index, and 5% Morgan Stanley Capital International Europe Australasia Far East Index.

     CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX--An industry benchmark that includes convertible securities rated B or better by Standard & Poor's.

     GROWTH  COMPOSITE  AVERAGE--A  composite fund average  weighted 65% average
general   equity  fund,   20%  average  fixed  income  fund,   and  15%  average
international fund. Derived from data provided by Lipper Inc.

     GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 65% Wilshire 5000 Index, 20% Lehman Brothers Aggregate Bond Index, and 15% Morgan Stanley Capital International Europe Australasia Far East Index.

     GROWTH FUND STOCK INDEX--Tracks the performance of the average common stock holdings of the 50 largest growth-oriented mutual funds.

     IMONEYNET MONEY FUND REPORT'S AVERAGE 100% TREASURY FUND--Contains weekly summary of asset, yield, average maturity, and portfolio holdings data for the industry benchmark Money Fund Report Averages.

     INCOME COMPOSITE AVERAGE--A composite fund average weighted 60% averaged fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.

     INCOME COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 60% Lehman Brothers Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Citigroup 3-Month Treasury Index.

     LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade (rated Baa3 or above by Moody's) corporate and international dollar-denominated bonds, all having maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX--Includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 1 to 5 years.

     LEHMAN BROTHERS 3 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 2 to 4 years.

     LEHMAN BROTHERS 5-10 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 5 to 10 years.

     LEHMAN BROTHERS 5-10 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 5 to 10 years.

     LEHMAN BROTHERS 5-10 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 5 to 10 years.

     LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 6 to 8 years.

     LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 8 to 12 years.

     LEHMAN BROTHERS AGGREGATE BOND INDEX--The broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody's) and maturities of 1 year or more.

     LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--Includes high-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with a broad range of maturities.

     LEHMAN BROTHERS GNMA BOND INDEX--Includes mortgage-backed pass-through securities of the Government National Mortgage Association; these securities are based on pools of 15- and 30-year fixed-rate home mortgages.

     LEHMAN BROTHERS HIGH YIELD BOND INDEX--Includes mainly corporate bonds with credit ratings at or below Ba1 (Moody's) or BB+ (Standard & Poor's); these issues are considered below-investment-grade.

     LEHMAN BROTHERS LONG CREDIT A OR BETTER BOND INDEX--Includes top-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with maturities of 10 years or more.

     LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate bonds and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 10 years or more.

     LEHMAN BROTHERS LONG U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 10 years or more.

     LEHMAN  BROTHERS  MUNICIPAL  BOND  INDEX--Includes  most   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments in the United States.

     LEHMAN  BROTHERS  U.S.  TREASURY   INFLATION  NOTES   INDEX--Includes   the
inflation-indexed securities within the Lehman Brothers Treasury Index, which represents U.S. Treasury obligations with maturities of more than 1 year.

     MODERATE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 50% average general equity fund, 40% averaged fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.

     MODERATE GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 50% Wilshire 5000 Index, 40% Lehman Brothers Aggregate Bond Index, and 10% Morgan Stanley Capital International Europe Australasia Far East Index.

     MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX FREE--Tracks stock markets in countries included in the MSCI EAFE Index plus the United States, Canada, and a number of emerging markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX FREE EX USA--Includes both developed markets (minus the United States) and emerging markets from around the globe. Tracking stock markets in 48 nations, it is a good representation of the overall international equity market.

     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX--Free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX--Tracks stocks in more than 15 developed European markets.

     MORGAN STANLEY CAPITAL  INTERNATIONAL EUROPE,  AUSTRALASIA,  FAR EAST (MSCI
EAFE) INDEX--Tracks more than 1,000 stocks from more than 20 developed markets in Europe, Australia, Asia, and the Pacific region.

     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST GROWTH INDEX--Measures the performance of those stocks within the MSCI EAFE Index that have higher price/book ratios.

     MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX--Tracks stocks from developed Pacific Rim markets.

     MORGAN STANLEY REAL ESTATE INVESTMENT TRUST (REIT) INDEX--Tracks more than 1,000 real estate investment trusts that meet size and liquidity criteria specified by Morgan Stanley.

     RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index.

     RUSSELL 1000 GROWTH INDEX--Measures the performance of those Russell 1000 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL 1000 VALUE INDEX--Measures the performance of those Russell 1000 Index companies with lower price/book ratios and lower predicted growth rates.

     RUSSELL  2500   INDEX--Measures  the  performance  of  the  2,500  smallest companies in the Russell 3000 Index.

     RUSSELL 2500 GROWTH INDEX--Measures the performance of those Russell 2500 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL  2000   INDEX--Measures  the  performance  of  the  2,000  smallest companies in the Russell 3000 Index.

     RUSSELL 2000 GROWTH INDEX--Measures the performance of those Russell 2000 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL 2800 INDEX--Consists of the Russell 3000 Index (the 3,000 largest U.S. stocks) minus the largest 200.

     RUSSELL 3000 GROWTH INDEX--Measures the performance of those Russell 3000 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL 3000 INDEX--Measures the performance of the 3,000 largest U.S. companies.

     RUSSELL 3000 VALUE INDEX--Measures the performance of those Russell 3000 Index companies with lower price/ book ratios and lower predicted growth rates.

     RUSSELL MIDCAP GROWTH INDEX--Measures the performance of those Russell Midcap Index companies with higher price/book ratios and higher predicted growth rates.

     RUSSELL  MIDCAP   INDEX--Measures  the  performance  of  the  800  smallest
companies in the Russell 1000 Index.

     RUSSELL MIDCAP VALUE INDEX--Measures the performance of those Russell Midcap Index companies with lower price/book ratios and lower predicted growth rates.

     SELECT EMERGING MARKETS FREE INDEX--This composite includes stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%), and a cash component (5%) based on the Average Money Market Fund. This index is administered by MSCI exclusively for Vanguard.

     STANDARD & POOR'S (S&P) 500 INDEX--A widely used barometer of U.S. stock market performance; as a market-weighted index of leading companies in leading industries, it is dominated by large-capitalization companies.

     STANDARD & POOR'S 500/BARRA GROWTH INDEX--Includes those stocks of the S&P 500 Index that have higher price/ book ratios; these stocks generally offer lower-than-average dividend yields.

     STANDARD & POOR'S 500/BARRA VALUE INDEX--Includes those stocks of the S&P 500 Index that have lower price/book ratios; these stocks generally offer higher-than-average dividend yields.

     STANDARD  &  POOR'S   ENERGY  SECTOR   INDEX--Tracks   the  stocks  of  the
energy-related companies within the S&P 500 Index.

     STANDARD & POOR'S HEALTH SECTOR INDEX--Tracks the stocks of the health care companies within the S&P 500 Index.

     STANDARD & POOR'S INTEGRATED TELECOMMUNICATION SERVICES INDEX--Includes the Telecommunications Services industry group (Alternative Carriers and Integrated Telecommunication Equipment) and Wireless Telecommunications Services.

     STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX--Includes those stocks of the S&P MidCap 400 Index that have above average price/earnings and price/book ratios.

     STANDARD & POOR'S MIDCAP 400 INDEX--Includes stocks of 400 medium-sized U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P 500 Index.

     STANDARD   &   POOR'S   SMALLCAP   600   INDEX--Includes   stocks   of  600
small-capitalization U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P MidCap 400 Index.

     STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--Includes those stocks of the S&P SmallCap 600 Index that have higher price/book ratios.

     STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--Includes those stocks of the S&P SmallCap 600 Index that have lower price/book ratios.

     STANDARD  & POOR'S  UTILITIES  INDEX--Includes  the  following  industries:
Electric Utilities; Gas Utilities; Multi-Utilities; and Water Utilities.

     STAR COMPOSITE AVERAGE--An industry benchmark average similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, as measured by Lipper Inc.

     STAR COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 62.5% Wilshire 5000 Index, 25% Lehman Brothers Aggregate Bond Index, and 12.5% Citigroup 3-Month Treasury Index.

     TARGET REIT COMPOSITE--Consists of the Morgan Stanley REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

     TAX-MANAGED BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year Municipal Bond Index.

     TOTAL INTERNATIONAL COMPOSITE INDEX--Consists of the MSCI Europe Index plus the MSCI Pacific Index, and the Select Emerging Markets Free Index.

     UTILITIES COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 75% S&P Utilities Index and 25% S&P Integrated Telecommunication Services Index.

     WELLESLEY COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 65% Lehman Brothers Credit A or Better Index, 26% S&P 500/Barra Value Index, 4.5% S&P Utilities Index, and 4.5% S&P Integrated Telecommunication Services Index.

     WELLINGTON COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Index.

     WILSHIRE 4500 COMPLETION INDEX--Measures the performance of virtually all U.S. mid- and small-capitalization stocks. The index is constructed by removing the S&P 500 Index stocks from the Wilshire 5000 Index.

     WILSHIRE 5000 TOTAL MARKET INDEX--The broadest measure of the U.S. stock market; tracks all stocks publicly traded in the United States for which daily pricing is available.

               A DESCRIPTION OF MUNICIPAL BONDS AND THEIR RATINGS

Vanguard Tax-Managed Balanced Fund invests 50%-55% of its assets in municipal bonds and other municipal securities.

     MUNICIPAL BONDS--GENERAL. Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Fund may also invest in tax-exempt industrial development bonds, short-term municipal obligations, demand notes and tax-exempt commercial papers.

     Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.

     Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Fund will invest are payable on not more than 397 days' notice. Each note purchased by the Fund will meet the quality criteria set out above for the Fund.

     The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute stands of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Fund.

     The Fund may purchase municipal bonds subject to so-called "demand features." In such cases the Fund may purchase a security that is nominally long-term but has many of the features of shorter-term securities. By virtue of this demand feature, the security will be deemed to have a maturity date that is earlier than its stated maturity date.

     From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its investment objective. In that event, the Fund's trustees and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

     Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its respective investment objective. In that event, the Fund's trustees and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

     RATINGS. Excerpts from Moody's municipal bond ratings: AAA--judged to be of the "best quality" and are referred to as "gilt edge"; interest payments are protected by a large or by an exceptionally stable margin and principal is secure; AA--judged to be of "high quality by all standards" but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated municipal bonds; together with Aaa group they comprise what are generally know as "high grade bonds"; A--possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa--considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; BA--protection of principal and interest payments may be very moderate; judged to have speculative elements; their future cannot be considered as well-assured; B--lack characteristics of a desirable investment; assurance of interest and principal payments over any long period of time may be small; CAA--poor standing; may be in default or there may be present elements of danger with respect to principal and interest;
CA--speculative in a high degree; often in default; C--lowest rated class of bonds; issues so rated can be regarded as having extremely poor prospects for ever attaining any real investment standing.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Symbols used will be as follows:

     MIG-1--Best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both; MIG-2--High quality with margins of protection ample although not so large as in the preceding group.

     DESCRIPTION   OF  MOODY'S   HIGHEST   COMMERCIAL   PAPER  RATING:   PRIME-1
(P-1)--Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     EXCERPTS FROM STANDARD & POOR'S MUNICIPAL BOND RATINGS: AAA--has the highest rating assigned by S&P ; extremely strong capacity to pay principal and interest; AA--has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree; A--has a strong capacity to pay principal and interest, although somewhat more susceptible to the adverse changes in circumstances and economic conditions; BBB--regarded as having an adequate capacity to pay principal and interest; normally exhibit adequate protection parameters but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in A category; BB, B, CCC, CC-- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of obligation; BB is being paid; D--in default, and payment of principal and/or interest is in arrears.

     The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     EXCERPT FROM STANDARD & POOR'S RATING OF MUNICIPAL NOTE ISSUES: SP-1+--very strong capacity to pay principal and interest; SP-1--strong capacity to pay principal and interest.

     DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPERS RATINGS: A-1+--This designation indicates the degree of safety regarding timely payment is overwhelming. A-1--This designation indicates the degree of safety regarding timely payment is very strong.

     In the event that a particular obligation held by a Fund is downgraded below the minimum investment level permitted the investment policies of such Fund, the trustees and officers of the Fund will carefully assess the creditworthiness of the obligation to determine whether it continues to meet the policies and objectives of the Fund.

                                                                  SAI087  042003

                                     PART C

                           VANGUARD TAX-MANAGED FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS

(a) Declaration of Trust, filed on April 11, 2003, Post-Effective Amendment No. 16, is hereby incorporated by reference.
(b) By-Laws, filed on June 30, 1998, Post-Effective Amendment No. 6, are hereby incorporated by reference.
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d) Investment Advisory Contract, The Vanguard Group, Inc. provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds' Service Agreement, refer to Exhibit (h) below.
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreements, filed on March 25, 2002, Post-Effective Amendment No. 15, for Brown Brothers Harriman & Co., is hereby incorporated by reference. JPMorgan Chase Bank, filed on April 11, 2003, Post-Effective Amendment No. 16, is hereby incorporated by reference.
(h) Amended and Restated Funds' Service Agreement, filed on April 11, 2003, Post-Effective Amendment No. 16, is hereby incorporated by reference.
(i)    Not Applicable
(j)    Consent of Independent Accountants, is filed herewith.
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Rule 18f-3 Plan, filed on March 25, 2002, Post-Effective Amendment
       No. 15, is hereby incorporated by reference.
(o)    Not Applicable
(p) Code of Ethics, filed on April 11, 2003, Post-Effective Amendment No. 16, is hereby incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodians, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 28th day of April, 2003.

                                             VANGUARD TAX-MANAGED FUNDS

                                   BY:_____________(signature)________________
                                                   -----------

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                           DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      April 28, 2003
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ CHARLES D. ELLIS       Trustee                         April 28, 2003
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*


By:/S/ RAJIV L. GUPTA         Trustee                         April 28, 2003
   ---------------------------
       (Heidi Stam)
      Rajiv L. Gupta*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         April 28, 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BURTON G. MALKIEL      Trustee                         April 28, 2003
   ---------------------------
       (Heidi Stam)
     Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         April 28, 2003
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         April 28, 2003
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer, Principal Financial  April 28, 2003
   ---------------------------  Officer, and Principal
       (Heidi Stam)             Accounting Officer
      Thomas J. Higgins*

*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446,  filed on
 January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

                                INDEX TO EXHIBITS

Consent of Independent Accountants.................................... Ex-99.J